UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2018

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.AGFiQ.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of AGFiQ are bought and sold at market price (not net assets value (“NAV”), as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor:  Foreside Fund Services, LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper may apply to all funds held in your account(s) that you invest in through your financial intermediary.

i	Allocation of Portfolio Holdings and Industries
Schedule of Investments
1	AGFiQ U.S. Market Neutral Momentum Fund
9	AGFiQ U.S. Market Neutral Value Fund
16	AGFiQ U.S. Market Neutral Size Fund
24	AGFiQ U.S. Market Neutral Anti-Beta Fund
32	AGFiQ Hedged Dividend Income Fund
37	Statements of Assets and Liabilities
38	Statements of Operations
39	Statements of Changes in Net Assets
42	Financial Highlights
44	Notes to Financial Statements
58	Expense Examples
60	Additional Information

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

AGFiQ U.S. Market Neutral Momentum Fund (MOM)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Momentum Index and sells short at least 80% of the short positions in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	79%
Equity Securities Short Positions	-77%
Swap Agreements Long Positions	9%
Swap Agreements Short Positions	-8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
IAC/InterActiveCorp	0 .5%
Ciena Corp.	0 .5%
Herbalife Nutrition Ltd.	0 .5%
CF Industries Holdings, Inc.	0 .4%
NRG Energy, Inc.	0 .4%
Sprouts Farmers Market, Inc.	0 .4%
Okta, Inc.	0 .4%
Loxo Oncology, Inc.	0 .4%
CME Group, Inc.	0 .4%
Keysight Technologies, Inc.	0 .4%

Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	3.98%	-4.03%
Consumer Discretionary	11.37%	-11.20%
Consumer Staples	5.30%	-4.85%
Energy	4.68%	-4.63%
Financials	15.27%	-15.09%
Health Care	11.10%	-11.70%
Industrials	13.45%	-13.32%
Information Technology	15.31%	-15.35%
Materials	5.46%	-5.69%
Real Estate	9.22%	-9.20%
Utilities	4.85%	-4.93%

Largest Equity Holdings — Short

Company	% of Net Assets
Broadcom, Inc.	-0.5%
FibroGen, Inc.	-0.5%
Regeneron Pharmaceuticals, Inc.	-0.5%
Edison International	-0.5%
Liberty Media Corp-Liberty Formula One	-0.4%
Universal Display Corp.	-0.4%
SYNNEX Corp.	-0.4%
General Electric Co.	-0.4%
Marvell Technology Group Ltd.	-0.4%
EQT Corp.	-0.4%

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

AGFiQ U.S. Market Neutral Value Fund (CHEP)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Value Index and sells short at least 80% of the short positions in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	81%
Equity Securities Short Positions	-85%
Swap Agreements Long Positions	9%
Swap Agreements Short Positions	-10%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Exelon Corp.	0.5%
Broadcom, Inc.	0.5%
Keurig Dr Pepper, Inc.	0.5%
Tribune Media Co.	0.5%
Entergy Corp.	0.5%
TreeHouse Foods, Inc.	0.5%
PPL Corp.	0.5%
Corning, Inc.	0.5%
Juniper Networks, Inc.	0.5%
Tech Data Corp.	0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	4.69%	-5.01%
Consumer Discretionary	11.93%	-11.96%
Consumer Staples	4.91%	-4.85%
Energy	4.54%	-4.24%
Financials	14.97%	-15.50%
Health Care	10.86%	-10.52%
Industrials	13.62%	-13.51%
Information Technology	15.75%	-14.80%
Materials	4.92%	-5.13%
Real Estate	8.56%	-9.35%
Utilities	5.26%	-5.13%

Largest Equity Holdings — Short

Company	% of Net Assets
Lennox International, Inc.	-0.5%
Lancaster Colony Corp.	-0.5%
Lamb Weston Holdings, Inc.	-0.5%
Sun Communities, Inc.	-0.5%
Burlington Stores, Inc.	-0.5%
Visa, Inc.	-0.5%
Atmos Energy Corp.	-0.5%
Crown Castle International Corp.	-0.5%
Apartment Investment & Management Co.	-0.5%
Simon Property Group, Inc.	-0.5%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

AGFiQ U.S. Market Neutral Size Fund (SIZ)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (the “Target Size Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Size Index and sells short at least 80% of the short positions in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	80%
Equity Securities Short Positions	-84%
Swap Agreements Long Positions	10%
Swap Agreements Short Positions	-12%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Ciena Corp.	0.5%
Southwest Gas Holdings, Inc.	0.5%
Yelp, Inc.	0.5%
National Health Investors, Inc.	0.5%
ALLETE, Inc.	0.5%
Universal Display Corp.	0.5%
Sprouts Farmers Market, Inc.	0.5%
ACI Worldwide, Inc.	0.5%
SYNNEX Corp.	0.5%
Loxo Oncology, Inc.	0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	4.59%	-4.56%
Consumer Discretionary	11.52%	-11.70%
Consumer Staples	5.31%	-4.98%
Energy	4.26%	-4.82%
Financials	14.65%	-14.51%
Health Care	10.85%	-10.96%
Industrials	13.20%	-13.22%
Information Technology	15.49%	-15.27%
Materials	5.60%	-5.62%
Real Estate	9.56%	-9.62%
Utilities	4.98%	-4.75%

Largest Equity Holdings — Short

Company	% of Net Assets
Newmont Mining Corp.	-0.5%
Broadcom, Inc.	-0.5%
Amazon.com, Inc.	-0.5%
Consolidated Edison, Inc.	-0.5%
3M Co.	-0.5%
Walmart, Inc.	-0.5%
Aflac, Inc.	-0.5%
Waste Management, Inc.	-0.5%
Crown Castle International Corp.	-0.5%
Danaher Corp.	-0.5%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

AGFiQ U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Anti-Beta Index and sells short at least 80% of the short positions in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	77%
Equity Securities Short Positions	-74%
Swap Agreements Long Positions	10%
Swap Agreements Short Positions	-10%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Royal Gold, Inc.	0.5%
Palo Alto Networks, Inc.	0.5%
Newmont Mining Corp.	0.5%
AutoZone, Inc.	0.5%
Dollar Tree, Inc.	0.4%
Herbalife Nutrition Ltd.	0.4%
RenaissanceRe Holdings Ltd.	0.4%
Sprouts Farmers Market, Inc.	0.4%
General Electric Co.	0.4%
Federated Investors, Inc.	0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	3.96%	-3.89%
Consumer Discretionary	11.50%	-11.58%
Consumer Staples	5.08%	-5.21%
Energy	4.44%	-4.45%
Financials	15.70%	-15.41%
Health Care	10.99%	-11.48%
Industrials	13.19%	-13.43%
Information Technology	15.82%	-15.56%
Materials	5.88%	-5.45%
Real Estate	8.76%	-8.54%
Utilities	4.70%	-5.00%

Largest Equity Holdings — Short

Company	% of Net Assets
FibroGen, Inc.	-0.5%
NRG Energy, Inc.	-0.4%
Loxo Oncology, Inc.	-0.4%
EQT Corp.	-0.4%
Aqua America, Inc.	-0.4%
Kimberly-Clark Corp.	-0.4%
Incyte Corp.	-0.4%
AbbVie, Inc.	-0.4%
Southwest Gas Holdings, Inc.	-0.4%
Vistra Energy Corp.	-0.4%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

AGFiQ Hedged Dividend Income Fund (DIVA)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index (the “Target High Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of the long positions in the Target High Dividend Index and sells short at least 80% of the short positions in the Target High Dividend Index. The Target High Dividend Index is a long/short index in which the long positions, in the aggregate, outweigh the short positions, in the aggregate. In choosing to track a long/short index, the Fund seeks to limit the drawdown of the Fund when equity markets fall and give up some of the gains when the markets rise.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	85%
Equity Securities Short Positions	-48%
Master Limited Partnership Long Positions	13%
Master Limited Partnership Short Positions	-1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
EQM Midstream Partners LP	1.0%
Sabra Health Care REIT, Inc.	1.0%
Senior Housing Properties Trust	1.0%
Apollo Global Management LLC	1.0%
PacWest Bancorp	1.0%
Hospitality Properties Trust	1.0%
New York Community Bancorp, Inc.	1.0%
Newell Brands, Inc.	1.0%
Weyerhaeuser Co.	1.0%
Watsco, Inc.	1.0%

Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	4.00%	-4.03%
Consumer Discretionary	13.99%	-13.80%
Consumer Staples	7.99%	-7.98%
Energy	20.97%	-21.35%
Financials	13.01%	-22.00%
Health Care	1.99%	-1.97%
Industrials	3.00%	-2.96%
Information Technology	2.99%	-3.47%
Materials	2.01%	-2.00%
Real Estate	12.06%	-2.48%
Utilities	17.99%	-17.96%

Largest Equity Holdings — Short

Company	% of Net Assets
Booking Holdings, Inc.	-0.3%
Diamondback Energy, Inc.	-0.3%
Pioneer Natural Resources Co.	-0.3%
National Oilwell Varco, Inc.	-0.3%
Centennial Resource Development, Inc.	-0.3%
Halliburton Co.	-0.3%
EOG Resources, Inc.	-0.3%
Antero Midstream Partners LP	-0.3%
Baker Hughes a GE Co.	-0.3%
Williams Cos., Inc. (The)	-0.3%

v

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 78.9%
Common Stocks – 78.9%
Aerospace & Defense – 1.6%
Boeing Co. (The)(a)	96	$30,960
HEICO Corp.(a)	384	29,752
Teledyne Technologies, Inc.*	144	29,818
TransDigm Group, Inc.*	90	30,606
		121,136
Air Freight & Logistics – 0.8%
CH Robinson Worldwide, Inc.(a)	348	29,263
Expeditors International of Washington, Inc.(a)	426	29,007
		58,270
Airlines – 0.8%
Spirit Airlines, Inc.*	510	29,539
United Continental Holdings, Inc.*	336	28,133
		57,672
Banks – 3.3%
Commerce Bancshares, Inc.(a)	516	29,087
First Financial Bankshares, Inc.(a)	498	28,730
Glacier Bancorp, Inc.(a)	690	27,338
JPMorgan Chase & Co.(a)	294	28,700
Popular, Inc.(a)	576	27,199
SunTrust Banks, Inc.	516	26,027
SVB Financial Group*	126	23,930
TCF Financial Corp.	1,440	28,065
Webster Financial Corp.	540	26,616
		245,692
Biotechnology – 1.1%
Immunomedics, Inc.*(a)	1,620	23,117
Loxo Oncology, Inc.*	234	32,776
Sarepta Therapeutics, Inc.*	252	27,501
		83,394
Building Products – 0.4%
Armstrong World Industries, Inc.(a)	480	27,941
Capital Markets – 4.0%
CME Group, Inc.(a)	174	32,733
E*TRADE Financial Corp.(a)	618	27,118
FactSet Research Systems, Inc.(a)	138	27,618
Intercontinental Exchange, Inc.(a)	396	29,831
LPL Financial Holdings, Inc.	504	30,784
MarketAxess Holdings, Inc.	150	31,696
MSCI, Inc.	204	30,076
Nasdaq, Inc.	354	28,876
S&P Global, Inc.	174	29,569
TD Ameritrade Holding Corp.(a)	600	29,376
		297,677

Investments	Number of Shares	Value
Chemicals – 2.4%
Ashland Global Holdings, Inc.(a)	396	$28,100
CF Industries Holdings, Inc.(a)	762	33,154
Ecolab, Inc.(a)	204	30,059
Ingevity Corp.*	330	27,618
Mosaic Co. (The)	894	26,114
RPM International, Inc.	492	28,920
		173,965
Commercial Services & Supplies – 2.3%
Cintas Corp.(a)	174	29,230
Copart, Inc.*(a)	624	29,815
MSA Safety, Inc.	300	28,281
Republic Services, Inc.	420	30,278
Rollins, Inc.	756	27,292
Tetra Tech, Inc.	534	27,645
		172,541
Communications Equipment – 1.3%
Ciena Corp.*(a)	996	33,774
F5 Networks, Inc.*(a)	186	30,138
Motorola Solutions, Inc.	246	28,300
		92,212
Consumer Finance – 1.9%
American Express Co.(a)	288	27,452
Credit Acceptance Corp.*(a)	78	29,777
Discover Financial Services(a)	456	26,895
FirstCash, Inc.(a)	366	26,480
Green Dot Corp., Class A*(a)	390	31,013
		141,617
Containers & Packaging – 1.2%
AptarGroup, Inc.(a)	312	29,350
Ball Corp.(a)	660	30,347
Sonoco Products Co.	564	29,965
		89,662
Distributors – 0.4%
Pool Corp.	198	29,433
Diversified Consumer Services – 0.4%
Grand Canyon Education, Inc.*	264	25,381
Diversified Telecommunication Services – 0.8%
CenturyLink, Inc.(a)	1,728	26,179
Verizon Communications, Inc.	540	30,359
		56,538
Electric Utilities – 1.7%
Exelon Corp.(a)	696	31,389
FirstEnergy Corp.(a)	858	32,218
NextEra Energy, Inc.	180	31,288
OGE Energy Corp.	816	31,979
		126,874

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Electrical Equipment – 0.8%
EnerSys(a)	372	$28,871
Generac Holdings, Inc.*(a)	570	28,329
		57,200
Electronic Equipment, Instruments & Components – 1.2%
CDW Corp.(a)	342	27,719
Keysight Technologies, Inc.*(a)	522	32,406
Zebra Technologies Corp., Class A*	180	28,661
		88,786
Entertainment – 0.4%
Netflix, Inc.*	114	30,513
Equity Real Estate Investment Trusts (REITs) – 7.3%
American Tower Corp.(a)	198	31,322
CubeSmart(a)	1,038	29,780
Equity LifeStyle Properties, Inc.(a)	324	31,470
Extra Space Storage, Inc.(a)	336	30,401
HCP, Inc.(a)	1,110	31,002
JBG SMITH Properties(a)	810	28,196
Life Storage, Inc.	330	30,687
Medical Properties Trust, Inc.	1,872	30,102
National Retail Properties, Inc.	648	31,434
Omega Healthcare Investors, Inc.	852	29,948
Park Hotels & Resorts, Inc.	1,056	27,435
Realty Income Corp.	510	32,150
Ryman Hospitality Properties, Inc.	438	29,210
Simon Property Group, Inc.	174	29,230
STORE Capital Corp.	1,080	30,575
Sun Communities, Inc.	312	31,734
Uniti Group, Inc.	1,626	25,317
VICI Properties, Inc.	1,470	27,607
		537,600
Food & Staples Retailing – 1.2%
Costco Wholesale Corp.(a)	138	28,112
Kroger Co. (The)(a)	1,086	29,865
Sprouts Farmers Market, Inc.*	1,404	33,008
		90,985
Food Products – 2.1%
Darling Ingredients, Inc.*(a)	1,494	28,744
Hormel Foods Corp.(a)	720	30,730
Lamb Weston Holdings, Inc.	420	30,895
Lancaster Colony Corp.(a)	180	31,835
McCormick & Co., Inc. (Non-Voting)	216	30,076
		152,280
Gas Utilities – 0.4%
UGI Corp.	564	30,089
Health Care Equipment & Supplies – 2.0%
ABIOMED, Inc.*(a)	96	31,204
DexCom, Inc.*(a)	246	29,471

Investments	Number of Shares	Value
Edwards Lifesciences Corp.*(a)	198	$30,328
Globus Medical, Inc., Class A*(a)	666	28,824
Haemonetics Corp.*(a)	300	30,015
		149,842
Health Care Providers & Services – 2.5%
Centene Corp.*(a)	228	26,288
Chemed Corp.(a)	102	28,895
Encompass Health Corp.(a)	432	26,654
HCA Healthcare, Inc.(a)	222	27,628
HealthEquity, Inc.*(a)	366	21,832
Molina Healthcare, Inc.*	234	27,196
Universal Health Services, Inc., Class B	234	27,275
		185,768
Health Care Technology – 0.8%
Teladoc Health, Inc.*	516	25,578
Veeva Systems, Inc., Class A*	336	30,012
		55,590
Hotels, Restaurants & Leisure – 1.2%
Chipotle Mexican Grill, Inc.*(a)	66	28,498
Domino's Pizza, Inc.(a)	114	28,271
Planet Fitness, Inc., Class A*	582	31,207
		87,976
Household Durables – 0.4%
Helen of Troy Ltd.*(a)	222	29,122
Household Products – 0.4%
Church & Dwight Co., Inc.(a)	492	32,354
Independent Power and Renewable Electricity Producers – 1.3%
AES Corp.(a)	2,100	30,366
NRG Energy, Inc.	834	33,026
Vistra Energy Corp.*	1,374	31,451
		94,843
Insurance – 2.8%
Arthur J Gallagher & Co.(a)	414	30,512
Brown & Brown, Inc.(a)	1,116	30,757
Kemper Corp.(a)	426	28,278
Primerica, Inc.	270	26,382
Progressive Corp. (The)	492	29,682
RLI Corp.	426	29,390
WR Berkley Corp.	408	30,155
		205,156
Interactive Media & Services – 1.2%
IAC/InterActiveCorp*(a)	186	34,045
TripAdvisor, Inc.*	510	27,509
Twitter, Inc.*	1,032	29,660
		91,214
Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc.*(a)	18	27,035

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Etsy, Inc.*(a)	600	$28,542
Wayfair, Inc., Class A*	300	27,024
		82,601
IT Services – 4.3%
Acxiom Holdings, Inc.*	684	26,423
Akamai Technologies, Inc.*(a)	468	28,585
Booz Allen Hamilton Holding Corp.(a)	630	28,394
CACI International, Inc., Class A*(a)	192	27,654
Jack Henry & Associates, Inc.(a)	234	29,606
Mastercard, Inc., Class A	162	30,561
Okta, Inc.*	516	32,921
Square, Inc., Class A*	468	26,250
Twilio, Inc., Class A*	342	30,541
Visa, Inc., Class A	228	30,082
WEX, Inc.*	210	29,413
		320,430
Life Sciences Tools & Services – 0.4%
Illumina, Inc.*(a)	96	28,793
Media – 0.7%
Discovery, Inc., Class C*(a)	1,158	26,727
New York Times Co. (The), Class A	1,200	26,748
		53,475
Metals & Mining – 0.7%
Allegheny Technologies, Inc.*(a)	1,236	26,908
Steel Dynamics, Inc.	924	27,757
		54,665
Multiline Retail – 1.1%
Kohl's Corp.(a)	480	31,843
Macy's, Inc.	942	28,053
Ollie's Bargain Outlet Holdings, Inc.*	366	24,343
		84,239
Multi-Utilities – 0.4%
Black Hills Corp.(a)	492	30,888
Oil, Gas & Consumable Fuels – 3.7%
Cheniere Energy, Inc.*	528	31,252
ConocoPhillips(a)	486	30,302
Delek US Holdings, Inc.(a)	816	26,528
Hess Corp.(a)	594	24,057
HollyFrontier Corp.(a)	516	26,378
Marathon Oil Corp.	1,950	27,963
ONEOK, Inc.	528	28,485
PBF Energy, Inc., Class A	840	27,443
Whiting Petroleum Corp.*	1,068	24,233
WPX Energy, Inc.*	2,316	26,287
		272,928
Personal Products – 0.5%
Herbalife Nutrition Ltd.*(a)	564	33,248

Investments	Number of Shares	Value
Pharmaceuticals – 2.0%
Eli Lilly & Co.	276	$31,939
Endo International plc*(a)	2,718	19,841
Horizon Pharma plc*(a)	1,626	31,772
Merck & Co., Inc.	408	31,175
Zoetis, Inc.	342	29,255
		143,982
Professional Services – 1.6%
CoStar Group, Inc.*(a)	90	30,360
FTI Consulting, Inc.*(a)	462	30,788
Insperity, Inc.	324	30,249
Verisk Analytics, Inc.*	264	28,786
		120,183
Road & Rail – 1.1%
CSX Corp.(a)	444	27,586
Norfolk Southern Corp.	186	27,814
Union Pacific Corp.	210	29,028
		84,428
Semiconductors & Semiconductor Equipment – 0.4%
Advanced Micro Devices, Inc.*(a)	1,536	28,355
Software – 4.5%
Adobe Systems, Inc.*(a)	132	29,863
Fortinet, Inc.*(a)	444	31,271
HubSpot, Inc.*(a)	234	29,421
New Relic, Inc.*	372	30,121
Paycom Software, Inc.*	246	30,123
PTC, Inc.*	366	30,341
RingCentral, Inc., Class A*	390	32,151
ServiceNow, Inc.*	174	30,981
Tableau Software, Inc., Class A*(a)	258	30,960
VMware, Inc., Class A	198	27,152
Zendesk, Inc.*	546	31,870
		334,254
Specialty Retail – 2.8%
Advance Auto Parts, Inc.(a)	180	28,343
American Eagle Outfitters, Inc.(a)	1,548	29,923
Burlington Stores, Inc.*(a)	192	31,233
Five Below, Inc.*(a)	312	31,924
O'Reilly Automotive, Inc.*	90	30,990
Tractor Supply Co.	342	28,536
Urban Outfitters, Inc.*	852	28,286
		209,235
Technology Hardware, Storage & Peripherals – 0.4%
NetApp, Inc.	480	28,642
Textiles, Apparel & Luxury Goods – 1.6%
Deckers Outdoor Corp.*(a)	246	31,476
Lululemon Athletica, Inc.*	246	29,916
Ralph Lauren Corp.	288	29,796

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Under Armour, Inc., Class A*	1,356	$23,961
		115,149
Trading Companies & Distributors – 1.2%
Fastenal Co.(a)	546	28,550
GATX Corp.(a)	390	27,616
WW Grainger, Inc.(a)	102	28,801
		84,967
Total Common Stocks (Cost $6,106,121)		5,829,785
Total Long Positions (Cost $6,106,121)		5,829,785
Short Positions – (76.5)%
Common Stocks – (76.5)%
Aerospace & Defense – (1.1)%
Arconic, Inc.	(1,512)	(25,492)
BWX Technologies, Inc.	(714)	(27,296)
General Dynamics Corp.	(174)	(27,355)
		(80,143)
Airlines – (0.7)%
American Airlines Group, Inc.	(816)	(26,202)
JetBlue Airways Corp.*	(1,668)	(26,788)
		(52,990)
Auto Components – (1.4)%
Adient plc	(1,368)	(20,602)
BorgWarner, Inc.	(816)	(28,348)
Goodyear Tire & Rubber Co. (The)	(1,398)	(28,533)
Lear Corp.	(240)	(29,486)
		(106,969)
Automobiles – (0.3)%
Thor Industries, Inc.	(474)	(24,648)
Banks – (2.6)%
Bank OZK	(1,194)	(27,259)
Hancock Whitney Corp.	(804)	(27,859)
Home BancShares, Inc.	(1,662)	(27,157)
Signature Bank	(264)	(27,142)
Sterling Bancorp	(1,686)	(27,836)
Synovus Financial Corp.	(858)	(27,447)
Texas Capital Bancshares, Inc.*	(546)	(27,895)
		(192,595)
Beverages – (0.4)%
Molson Coors Brewing Co., Class B	(498)	(27,968)
Biotechnology – (4.1)%
Alkermes plc*	(900)	(26,559)
Alnylam Pharmaceuticals, Inc.*	(396)	(28,872)
Bluebird Bio, Inc.*	(264)	(26,189)
Celgene Corp.*	(450)	(28,841)
Exelixis, Inc.*	(1,602)	(31,511)
FibroGen, Inc.*	(756)	(34,988)

Investments	Number of Shares	Value
Incyte Corp.*	(504)	$(32,049)
Ionis Pharmaceuticals, Inc.*	(564)	(30,490)
Regeneron Pharmaceuticals, Inc.*	(90)	(33,615)
United Therapeutics Corp.*	(276)	(30,056)
		(303,170)
Building Products – (1.6)%
AO Smith Corp.	(684)	(29,207)
Fortune Brands Home & Security, Inc.	(738)	(28,037)
Masco Corp.	(1,026)	(30,000)
Owens Corning	(624)	(27,443)
		(114,687)
Capital Markets – (4.0)%
Affiliated Managers Group, Inc.	(294)	(28,647)
Ameriprise Financial, Inc.	(252)	(26,301)
BGC Partners, Inc., Class A	(2,538)	(13,122)
Eaton Vance Corp.	(798)	(28,074)
Franklin Resources, Inc.	(960)	(28,474)
Goldman Sachs Group, Inc. (The)	(168)	(28,064)
Invesco Ltd.	(1,596)	(26,717)
Janus Henderson Group plc	(1,392)	(28,842)
Legg Mason, Inc.	(1,128)	(28,775)
SEI Investments Co.	(600)	(27,720)
State Street Corp.	(444)	(28,003)
		(292,739)
Chemicals – (2.8)%
Albemarle Corp.	(336)	(25,896)
Axalta Coating Systems Ltd.*	(1,296)	(30,352)
Chemours Co. (The)	(1,146)	(32,340)
Huntsman Corp.	(1,608)	(31,018)
Olin Corp.	(1,518)	(30,527)
Scotts Miracle-Gro Co. (The)	(426)	(26,182)
Westlake Chemical Corp.	(450)	(29,777)
		(206,092)
Commercial Services & Supplies – (1.0)%
Deluxe Corp.	(648)	(24,909)
Healthcare Services Group, Inc.	(684)	(27,483)
Stericycle, Inc.*	(672)	(24,656)
		(77,048)
Communications Equipment – (0.8)%
CommScope Holding Co., Inc.*	(1,824)	(29,895)
ViaSat, Inc.*	(468)	(27,589)
		(57,484)
Construction & Engineering – (0.4)%
Valmont Industries, Inc.	(246)	(27,294)
Construction Materials – (0.4)%
Eagle Materials, Inc.	(444)	(27,097)
Consumer Finance – (0.7)%
Navient Corp.	(2,808)	(24,739)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Synchrony Financial	(1,248)	$(29,278)
		(54,017)
Containers & Packaging – (0.8)%
Owens-Illinois, Inc.*	(1,764)	(30,411)
Sealed Air Corp.	(888)	(30,938)
		(61,349)
Distributors – (0.4)%
LKQ Corp.*	(1,158)	(27,479)
Diversified Telecommunication Services – (0.4)%
Zayo Group Holdings, Inc.*	(1,242)	(28,367)
Electric Utilities – (2.1)%
Edison International	(588)	(33,381)
PG&E Corp.*	(1,230)	(29,213)
PNM Resources, Inc.	(756)	(31,064)
PPL Corp.	(1,062)	(30,086)
Southern Co. (The)	(684)	(30,041)
		(153,785)
Electrical Equipment – (0.4)%
Acuity Brands, Inc.	(252)	(28,967)
Electronic Equipment, Instruments & Components – (3.1)%
Belden, Inc.	(588)	(24,561)
Cognex Corp.	(744)	(28,771)
Coherent, Inc.*	(240)	(25,370)
IPG Photonics Corp.*	(228)	(25,830)
Jabil, Inc.	(1,296)	(32,128)
SYNNEX Corp.	(408)	(32,983)
Tech Data Corp.*	(366)	(29,942)
Trimble, Inc.*	(858)	(28,237)
		(227,822)
Energy Equipment & Services – (1.1)%
Baker Hughes a GE Co.	(1,440)	(30,960)
Halliburton Co.	(1,038)	(27,590)
Patterson-UTI Energy, Inc.	(2,334)	(24,157)
		(82,707)
Entertainment – (0.5)%
Liberty Media Corp-Liberty Formula One, Class C*	(1,080)	(33,156)
Equity Real Estate Investment Trusts (REITs) – (6.2)%
American Homes 4 Rent, Class A	(1,560)	(30,966)
Colony Capital, Inc.	(5,322)	(24,907)
CoreSite Realty Corp.	(336)	(29,309)
Corporate Office Properties Trust	(1,326)	(27,886)
CyrusOne, Inc.	(576)	(30,459)
Equinix, Inc.	(84)	(29,615)
Healthcare Trust of America, Inc., Class A	(1,152)	(29,157)
Highwoods Properties, Inc.	(750)	(29,017)

Investments	Number of Shares	Value
Iron Mountain, Inc.	(954)	$(30,919)
Kimco Realty Corp.	(1,986)	(29,095)
Macerich Co. (The)	(648)	(28,045)
Outfront Media, Inc.	(1,560)	(28,267)
Paramount Group, Inc.	(2,262)	(28,411)
Senior Housing Properties Trust	(2,358)	(27,636)
Urban Edge Properties	(1,626)	(27,024)
Weyerhaeuser Co.	(1,224)	(26,757)
		(457,470)
Food Products – (2.3)%
Campbell Soup Co.	(828)	(27,316)
General Mills, Inc.	(768)	(29,906)
Hain Celestial Group, Inc. (The)*	(1,560)	(24,742)
Ingredion, Inc.	(306)	(27,968)
Kraft Heinz Co. (The)	(636)	(27,373)
Tyson Foods, Inc., Class A	(552)	(29,477)
		(166,782)
Gas Utilities – (0.4)%
National Fuel Gas Co.	(600)	(30,708)
Health Care Equipment & Supplies – (1.2)%
Align Technology, Inc.*	(138)	(28,902)
Cantel Medical Corp.	(378)	(28,142)
DENTSPLY SIRONA, Inc.	(858)	(31,926)
		(88,970)
Health Care Providers & Services – (1.4)%
Cardinal Health, Inc.	(594)	(26,492)
McKesson Corp.	(258)	(28,501)
MEDNAX, Inc.*	(804)	(26,532)
Patterson Cos., Inc.	(1,272)	(25,008)
		(106,533)
Health Care Technology – (0.4)%
Cerner Corp.*	(558)	(29,262)
Hotels, Restaurants & Leisure – (1.5)%
Caesars Entertainment Corp.*	(3,810)	(25,870)
Marriott Vacations Worldwide Corp.	(396)	(27,922)
MGM Resorts International	(1,200)	(29,112)
Wynn Resorts Ltd.	(300)	(29,673)
		(112,577)
Household Durables – (2.8)%
DR Horton, Inc.	(870)	(30,154)
Lennar Corp., Class A	(762)	(29,832)
Mohawk Industries, Inc.*	(252)	(29,474)
Newell Brands, Inc.	(1,368)	(25,431)
NVR, Inc.*	(12)	(29,244)
Toll Brothers, Inc.	(990)	(32,601)
Whirlpool Corp.	(258)	(27,573)
		(204,309)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Industrial Conglomerates – (0.8)%
3M Co.	(156)	$(29,724)
General Electric Co.	(4,350)	(32,930)
		(62,654)
Insurance – (3.5)%
American International Group, Inc.	(744)	(29,321)
Arch Capital Group Ltd.*	(1,128)	(30,140)
Athene Holding Ltd., Class A*	(744)	(29,634)
Brighthouse Financial, Inc.*	(810)	(24,689)
CNO Financial Group, Inc.	(1,776)	(26,427)
Hartford Financial Services Group, Inc. (The)	(732)	(32,537)
Principal Financial Group, Inc.	(654)	(28,887)
Prudential Financial, Inc.	(348)	(28,379)
Unum Group	(900)	(26,442)
		(256,456)
Interactive Media & Services – (1.2)%
Facebook, Inc., Class A*	(234)	(30,675)
Snap, Inc., Class A*	(5,010)	(27,605)
Zillow Group, Inc., Class C*	(894)	(28,233)
		(86,513)
Internet & Direct Marketing Retail – (0.4)%
eBay, Inc.*	(1,092)	(30,652)
IT Services – (0.8)%
DXC Technology Co.	(516)	(27,436)
International Business Machines Corp.	(258)	(29,327)
		(56,763)
Leisure Products – (0.7)%
Mattel, Inc.*	(2,328)	(23,257)
Polaris Industries, Inc.	(336)	(25,764)
		(49,021)
Life Sciences Tools & Services – (0.4)%
Mettler-Toledo International, Inc.*	(48)	(27,148)
Machinery – (1.9)%
AGCO Corp.	(546)	(30,396)
Colfax Corp.*	(1,314)	(27,463)
Gardner Denver Holdings, Inc.*	(1,308)	(26,749)
Oshkosh Corp.	(456)	(27,957)
Stanley Black & Decker, Inc.	(252)	(30,174)
		(142,739)
Media – (1.1)%
DISH Network Corp., Class A*	(984)	(24,570)
Liberty Broadband Corp., Class C*	(384)	(27,660)
Liberty Global plc, Class C*	(1,344)	(27,740)
		(79,970)
Metals & Mining – (0.4)%
Alcoa Corp.*	(1,014)	(26,952)

Investments	Number of Shares	Value
Multi-Utilities – (0.8)%
Consolidated Edison, Inc.	(402)	$(30,737)
Dominion Energy, Inc.	(438)	(31,299)
		(62,036)
Oil, Gas & Consumable Fuels – (2.4)%
Antero Resources Corp.*	(2,460)	(23,100)
Apache Corp.	(924)	(24,255)
Cimarex Energy Co.	(396)	(24,413)
Devon Energy Corp.	(1,206)	(27,183)
EQT Corp.	(1,728)	(32,642)
Oasis Petroleum, Inc.*	(4,530)	(25,051)
Southwestern Energy Co.*	(6,612)	(22,547)
		(179,191)
Personal Products – (0.7)%
Coty, Inc., Class A	(3,888)	(25,505)
Edgewell Personal Care Co.*	(780)	(29,133)
		(54,638)
Pharmaceuticals – (1.4)%
Allergan plc	(210)	(28,068)
Bristol-Myers Squibb Co.	(612)	(31,812)
Nektar Therapeutics*	(810)	(26,625)
Perrigo Co. plc	(516)	(19,995)
		(106,500)
Professional Services – (0.7)%
ManpowerGroup, Inc.	(402)	(26,050)
Nielsen Holdings plc	(1,194)	(27,856)
		(53,906)
Real Estate Management & Development – (0.9)%
Howard Hughes Corp. (The)*	(294)	(28,700)
Newmark Group, Inc., Class A	(1,176)	(9,431)
Realogy Holdings Corp.	(1,698)	(24,927)
		(63,058)
Semiconductors & Semiconductor Equipment – (4.5)%
Applied Materials, Inc.	(876)	(28,680)
Broadcom, Inc.	(138)	(35,091)
Cirrus Logic, Inc.*	(870)	(28,866)
First Solar, Inc.*	(732)	(31,077)
Lam Research Corp.	(210)	(28,596)
Marvell Technology Group Ltd.	(2,028)	(32,833)
Micron Technology, Inc.*	(852)	(27,034)
MKS Instruments, Inc.	(420)	(27,136)
NVIDIA Corp.	(198)	(26,433)
Skyworks Solutions, Inc.	(450)	(30,159)
Universal Display Corp.	(354)	(33,124)
		(329,029)
Software – (1.9)%
2U, Inc.*	(552)	(27,445)
Blackbaud, Inc.	(444)	(27,928)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
CDK Global, Inc.	(648)	$(31,026)
LogMeIn, Inc.	(354)	(28,876)
Symantec Corp.	(1,458)	(27,549)
		(142,824)
Specialty Retail – (0.3)%
L Brands, Inc.	(972)	(24,951)
Technology Hardware, Storage & Peripherals – (0.7)%
NCR Corp.*	(1,170)	(27,003)
Western Digital Corp.	(738)	(27,284)
		(54,287)
Textiles, Apparel & Luxury Goods – (0.7)%
Hanesbrands, Inc.	(2,028)	(25,411)
Skechers U.S.A., Inc., Class A*	(1,194)	(27,331)
		(52,742)
Thrifts & Mortgage Finance – (0.8)%
MGIC Investment Corp.*	(2,760)	(28,870)
New York Community Bancorp, Inc.	(3,042)	(28,625)
		(57,495)
Tobacco – (0.3)%
Philip Morris International, Inc.	(372)	(24,835)
Trading Companies & Distributors – (1.1)%
Beacon Roofing Supply, Inc.*	(930)	(29,500)
United Rentals, Inc.*	(276)	(28,298)

Investments	Number of Shares	Value
Univar, Inc.*	(1,500)	$(26,610)
		(84,408)
Transportation Infrastructure – (0.4)%
Macquarie Infrastructure Corp.	(780)	(28,517)
Water Utilities – (0.4)%
Aqua America, Inc.	(948)	(32,412)
Total Common Stocks (Proceeds $(6,642,674))		(5,654,881)
Total Short Positions (Proceeds $(6,642,674))		(5,654,881)
Total Investments — 2.4% (Cost $(536,553))		174,904
Other Assets Less Liabilities — 97.6%		7,211,217
Net Assets — 100.0%		$7,386,121
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,965,890.

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,186,373
Aggregate gross unrealized depreciation	(433,383)
Net unrealized appreciation	$752,990
Federal income tax cost of investments (including derivative contracts, if any)	$(516,636)

OTC Total return swap contracts outstanding as of December 31, 2018

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged		Net Amount(5)
664,658 USD	10/3/2019	Morgan Stanley	2.10%	Dow Jones U.S. High Momentum Total Return Index(6)	$(11,581)	11,581	(7)	$—
(697,660) USD	10/3/2019	Morgan Stanley	(3.00)%	Dow Jones U.S. Low Momentum Total Return Index(8)	73,031	—		73,031
					$61,450			$73,031
(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/ resources/regulatory-material/index.jsp
(4)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2018 (Unaudited)

(5)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(6)	The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.
(7)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.
(8)	The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

Abbreviations
USD	US Dollar

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 80.6%
Common Stocks – 80.6%
Airlines – 2.5%
Alaska Air Group, Inc.(a)	70	$4,260
Delta Air Lines, Inc.(a)	96	4,790
JetBlue Airways Corp.*(a)	286	4,593
Southwest Airlines Co.	83	3,858
Spirit Airlines, Inc.*	81	4,692
United Continental Holdings, Inc.*	59	4,940
		27,133
Auto Components – 2.0%
Adient plc(a)	216	3,253
BorgWarner, Inc.(a)	129	4,482
Dana, Inc.	353	4,811
Goodyear Tire & Rubber Co. (The)(a)	223	4,551
Lear Corp.(a)	37	4,546
		21,643
Automobiles – 1.5%
Ford Motor Co.(a)	483	3,695
General Motors Co.(a)	121	4,047
Harley-Davidson, Inc.(a)	131	4,470
Thor Industries, Inc.	75	3,900
		16,112
Banks – 1.9%
CIT Group, Inc.(a)	108	4,133
Citigroup, Inc.(a)	74	3,853
Citizens Financial Group, Inc.(a)	132	3,924
Popular, Inc.(a)	109	5,147
Sterling Bancorp	220	3,632
		20,689
Beverages – 1.0%
Keurig Dr Pepper, Inc.(a)	225	5,769
Molson Coors Brewing Co., Class B	88	4,942
		10,711
Biotechnology – 1.7%
Biogen, Inc.*(a)	16	4,815
Celgene Corp.*(a)	71	4,550
Gilead Sciences, Inc.(a)	80	5,004
United Therapeutics Corp.*	41	4,465
		18,834
Building Products – 0.8%
Johnson Controls International plc(a)	158	4,685
Owens Corning	98	4,310
		8,995
Capital Markets – 1.9%
Goldman Sachs Group, Inc. (The)(a)	24	4,009
Invesco Ltd.(a)	252	4,219
Janus Henderson Group plc(a)	220	4,559
Legg Mason, Inc.(a)	179	4,566
Morgan Stanley	99	3,925
		21,278

Investments	Number of Shares	Value
Chemicals – 1.8%
Eastman Chemical Co.(a)	65	$4,752
Huntsman Corp.(a)	255	4,919
Olin Corp.	240	4,826
Trinseo SA	102	4,670
		19,167
Commercial Services & Supplies – 0.4%
Deluxe Corp.(a)	102	3,921
Communications Equipment – 0.9%
CommScope Holding Co., Inc.*(a)	289	4,737
Juniper Networks, Inc.(a)	203	5,463
		10,200
Construction & Engineering – 0.8%
AECOM*(a)	159	4,213
Quanta Services, Inc.	149	4,485
		8,698
Consumer Finance – 1.5%
Ally Financial, Inc.(a)	211	4,781
Capital One Financial Corp.(a)	53	4,006
Navient Corp.	444	3,912
Synchrony Financial	162	3,801
		16,500
Containers & Packaging – 0.7%
International Paper Co.(a)	101	4,076
Westrock Co.	92	3,474
		7,550
Diversified Financial Services – 0.3%
Voya Financial, Inc.	96	3,854
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	154	4,395
CenturyLink, Inc.(a)	283	4,288
		8,683
Electric Utilities – 3.3%
Duke Energy Corp.(a)	58	5,005
Edison International(a)	83	4,712
Entergy Corp.(a)	66	5,681
Exelon Corp.(a)	131	5,908
PG&E Corp.*	194	4,607
PPL Corp.	199	5,638
Southern Co. (The)	114	5,007
		36,558
Electrical Equipment – 0.9%
Eaton Corp. plc(a)	68	4,669
Regal Beloit Corp.	67	4,693
		9,362
Electronic Equipment, Instruments & Components – 3.4%
Avnet, Inc.(a)	117	4,224
Belden, Inc.(a)	93	3,885
Coherent, Inc.*(a)	37	3,911
Corning, Inc.(a)	182	5,498

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Jabil, Inc.(a)	193	$4,785
SYNNEX Corp.	64	5,174
Tech Data Corp.*	66	5,399
Vishay Intertechnology, Inc.	234	4,214
		37,090
Entertainment – 0.4%
Viacom, Inc., Class B	183	4,703
Equity Real Estate Investment Trusts (REITs) – 6.2%
Apple Hospitality REIT, Inc.(a)	323	4,606
Brixmor Property Group, Inc.(a)	313	4,598
Colony Capital, Inc.(a)	842	3,940
EPR Properties(a)	72	4,610
Gaming and Leisure Properties, Inc.(a)	148	4,782
Hospitality Properties Trust(a)	191	4,561
Host Hotels & Resorts, Inc.(a)	269	4,484
Kimco Realty Corp.(a)	314	4,600
Medical Properties Trust, Inc.	296	4,760
Park Hotels & Resorts, Inc.	167	4,339
RLJ Lodging Trust	254	4,166
Sabra Health Care REIT, Inc.	265	4,367
Senior Housing Properties Trust	373	4,372
Spirit Realty Capital, Inc.	137	4,829
Sunstone Hotel Investors, Inc.	336	4,371
		67,385
Food & Staples Retailing – 1.2%
Kroger Co. (The)(a)	163	4,483
US Foods Holding Corp.*	155	4,904
Walgreens Boots Alliance, Inc.	61	4,168
		13,555
Food Products – 1.7%
Ingredion, Inc.(a)	49	4,479
JM Smucker Co. (The)	49	4,581
TreeHouse Foods, Inc.*	112	5,679
Tyson Foods, Inc., Class A	80	4,272
		19,011
Health Care Equipment & Supplies – 0.4%
Zimmer Biomet Holdings, Inc.	46	4,771
Health Care Providers & Services – 4.5%
Acadia Healthcare Co., Inc.*(a)	136	3,497
Cardinal Health, Inc.(a)	103	4,594
Centene Corp.*(a)	35	4,035
Cigna Corp.(a)	23	4,368
CVS Health Corp.(a)	68	4,455
DaVita, Inc.*(a)	81	4,168
Laboratory Corp. of America Holdings*(a)	30	3,791
McKesson Corp.	38	4,198
MEDNAX, Inc.*	118	3,894
Patterson Cos., Inc.	201	3,952
Quest Diagnostics, Inc.(a)	50	4,163
Universal Health Services, Inc., Class B	37	4,313
		49,428

Investments	Number of Shares	Value
Hotels, Restaurants & Leisure – 1.2%
Carnival Corp.(a)	87	$4,289
Norwegian Cruise Line Holdings Ltd.*	102	4,324
Royal Caribbean Cruises Ltd.	42	4,107
		12,720
Household Durables – 2.1%
Lennar Corp., Class A(a)	99	3,876
Mohawk Industries, Inc.*	40	4,678
Newell Brands, Inc.	230	4,276
PulteGroup, Inc.	178	4,626
Toll Brothers, Inc.	156	5,137
		22,593
Independent Power and Renewable Electricity Producers – 0.9%
AES Corp.(a)	332	4,801
Vistra Energy Corp.*	218	4,990
		9,791
Industrial Conglomerates – 0.5%
General Electric Co.(a)	688	5,208
Insurance – 3.4%
American International Group, Inc.(a)	102	4,020
Athene Holding Ltd., Class A*(a)	121	4,819
Brighthouse Financial, Inc.*(a)	116	3,536
CNO Financial Group, Inc.(a)	269	4,003
Lincoln National Corp.	82	4,207
MetLife, Inc.	106	4,352
Principal Financial Group, Inc.	97	4,285
Prudential Financial, Inc.	51	4,159
Unum Group	140	4,113
		37,494
Internet & Direct Marketing Retail – 0.5%
Qurate Retail, Inc.*	266	5,192
IT Services – 1.5%
Alliance Data Systems Corp.(a)	26	3,902
Conduent, Inc.*(a)	403	4,284
DXC Technology Co.(a)	81	4,307
International Business Machines Corp.(a)	38	4,319
		16,812
Machinery – 2.2%
AGCO Corp.(a)	84	4,676
Cummins, Inc.(a)	38	5,079
Oshkosh Corp.	73	4,476
PACCAR, Inc.	87	4,971
Trinity Industries, Inc.	214	4,406
		23,608
Media – 2.6%
Discovery, Inc., Class C*(a)	207	4,777
DISH Network Corp., Class A*(a)	145	3,621
Liberty Media Corp.-Liberty SiriusXM, Class C*	128	4,733
Nexstar Media Group, Inc., Class A	62	4,876

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
TEGNA, Inc.	385	$4,185
Tribune Media Co., Class A	126	5,718
		27,910
Metals & Mining – 0.8%
Freeport-McMoRan, Inc.(a)	430	4,434
United States Steel Corp.	222	4,049
		8,483
Mortgage Real Estate Investment Trusts (REITs) – 2.2%
AGNC Investment Corp.(a)	279	4,894
Annaly Capital Management, Inc.	515	5,057
Chimera Investment Corp.(a)	275	4,901
New Residential Investment Corp.	301	4,277
Two Harbors Investment Corp.	354	4,545
		23,674
Multiline Retail – 0.8%
Kohl's Corp.(a)	65	4,312
Macy's, Inc.	156	4,646
		8,958
Oil, Gas & Consumable Fuels – 3.7%
Antero Resources Corp.*(a)	389	3,653
Delek US Holdings, Inc.(a)	130	4,226
EQT Corp.(a)	274	5,176
Murphy Oil Corp.	176	4,117
Parsley Energy, Inc., Class A*	255	4,075
PBF Energy, Inc., Class A	113	3,692
PDC Energy, Inc.*	152	4,523
Range Resources Corp.	366	3,503
Southwestern Energy Co.*	920	3,137
Whiting Petroleum Corp.*	170	3,857
		39,959
Paper & Forest Products – 0.7%
Domtar Corp.	110	3,864
Louisiana-Pacific Corp.	191	4,244
		8,108
Pharmaceuticals – 2.1%
Allergan plc(a)	27	3,609
Horizon Pharma plc*(a)	243	4,748
Jazz Pharmaceuticals plc*(a)	34	4,215
Mallinckrodt plc*	219	3,460
Mylan NV*	135	3,699
Perrigo Co. plc	74	2,867
		22,598
Professional Services – 0.7%
ManpowerGroup, Inc.	55	3,564
Nielsen Holdings plc	180	4,199
		7,763
Real Estate Management & Development – 0.7%
Jones Lang LaSalle, Inc.(a)	36	4,558
Realogy Holdings Corp.	233	3,420
		7,978

Investments	Number of Shares	Value
Road & Rail – 0.8%
Genesee & Wyoming, Inc., Class A*(a)	69	$5,107
Ryder System, Inc.	80	3,852
		8,959
Semiconductors & Semiconductor Equipment – 3.5%
Broadcom, Inc.(a)	23	5,848
Cypress Semiconductor Corp.(a)	328	4,172
Intel Corp.(a)	99	4,646
Lam Research Corp.	27	3,677
Micron Technology, Inc.*	135	4,284
MKS Instruments, Inc.	55	3,554
ON Semiconductor Corp.*	269	4,441
Qorvo, Inc.*	66	4,008
Skyworks Solutions, Inc.	58	3,887
		38,517
Software – 1.3%
j2 Global, Inc.(a)	69	4,787
LogMeIn, Inc.	60	4,894
Symantec Corp.	253	4,781
		14,462
Specialty Retail – 1.6%
AutoNation, Inc.*(a)	138	4,927
Dick's Sporting Goods, Inc.(a)	147	4,586
Foot Locker, Inc.(a)	100	5,320
Signet Jewelers Ltd.	94	2,986
		17,819
Technology Hardware, Storage & Peripherals – 2.0%
Hewlett Packard Enterprise Co.(a)	355	4,690
NCR Corp.*	179	4,131
Seagate Technology plc	120	4,631
Western Digital Corp.	116	4,289
Xerox Corp.	198	3,912
		21,653
Thrifts & Mortgage Finance – 0.8%
MGIC Investment Corp.*	401	4,194
Radian Group, Inc.	252	4,123
		8,317
Trading Companies & Distributors – 1.1%
Air Lease Corp.(a)	119	3,595
GATX Corp.(a)	60	4,249
United Rentals, Inc.*	44	4,511
		12,355
Transportation Infrastructure – 0.4%
Macquarie Infrastructure Corp.	109	3,985
Total Common Stocks (Cost $1,053,134)		880,747
Total Long Positions (Cost $1,053,134)		880,747

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Short Positions – (84.8)%
Common Stocks – (84.8)%
Aerospace & Defense – (2.0)%
BWX Technologies, Inc.	(112)	$(4,282)
Harris Corp.	(33)	(4,443)
HEICO Corp.	(56)	(4,339)
Lockheed Martin Corp.	(17)	(4,451)
TransDigm Group, Inc.*	(14)	(4,761)
		(22,276)
Air Freight & Logistics – (0.9)%
CH Robinson Worldwide, Inc.	(61)	(5,130)
Expeditors International of Washington, Inc.	(72)	(4,902)
		(10,032)
Automobiles – (0.5)%
Tesla, Inc.*	(15)	(4,992)
Banks – (1.2)%
First Citizens BancShares, Inc., Class A	(12)	(4,524)
First Financial Bankshares, Inc.	(78)	(4,500)
Glacier Bancorp, Inc.	(108)	(4,279)
		(13,303)
Beverages – (1.3)%
Brown-Forman Corp., Class B	(97)	(4,615)
Coca-Cola Co. (The)	(117)	(5,540)
Monster Beverage Corp.*	(84)	(4,135)
		(14,290)
Biotechnology – (5.0)%
Agios Pharmaceuticals, Inc.*	(63)	(2,905)
Alkermes plc*	(114)	(3,364)
Alnylam Pharmaceuticals, Inc.*	(62)	(4,520)
BioMarin Pharmaceutical, Inc.*	(51)	(4,343)
Exact Sciences Corp.*	(68)	(4,291)
FibroGen, Inc.*	(119)	(5,507)
Immunomedics, Inc.*	(255)	(3,639)
Incyte Corp.*	(83)	(5,278)
Neurocrine Biosciences, Inc.*	(58)	(4,142)
Sarepta Therapeutics, Inc.*	(39)	(4,256)
Seattle Genetics, Inc.*	(66)	(3,739)
Ultragenyx Pharmaceutical, Inc.*	(96)	(4,174)
Vertex Pharmaceuticals, Inc.*	(28)	(4,640)
		(54,798)
Building Products – (1.0)%
Lennox International, Inc.	(27)	(5,909)
Trex Co., Inc.*	(80)	(4,749)
		(10,658)
Capital Markets – (6.1)%
Cboe Global Markets, Inc.	(55)	(5,381)
Charles Schwab Corp. (The)	(114)	(4,734)
CME Group, Inc.	(27)	(5,079)
Eaton Vance Corp.	(125)	(4,398)
FactSet Research Systems, Inc.	(22)	(4,403)
Interactive Brokers Group, Inc., Class A	(88)	(4,809)

Investments	Number of Shares	Value
Intercontinental Exchange, Inc.	(62)	$(4,671)
LPL Financial Holdings, Inc.	(80)	(4,886)
MarketAxess Holdings, Inc.	(24)	(5,071)
Moody's Corp.	(32)	(4,481)
MSCI, Inc.	(34)	(5,013)
Nasdaq, Inc.	(56)	(4,568)
S&P Global, Inc.	(29)	(4,928)
SEI Investments Co.	(84)	(3,881)
		(66,303)
Chemicals – (3.5)%
Ecolab, Inc.	(32)	(4,715)
Ingevity Corp.*	(51)	(4,268)
International Flavors & Fragrances, Inc.	(36)	(4,834)
NewMarket Corp.	(13)	(5,357)
PPG Industries, Inc.	(51)	(5,214)
RPM International, Inc.	(76)	(4,467)
Sensient Technologies Corp.	(74)	(4,133)
Sherwin-Williams Co. (The)	(13)	(5,115)
		(38,103)
Commercial Services & Supplies – (1.6)%
Cintas Corp.	(24)	(4,032)
Copart, Inc.*	(79)	(3,774)
Healthcare Services Group, Inc.	(122)	(4,902)
Rollins, Inc.	(120)	(4,332)
		(17,040)
Communications Equipment – (0.3)%
Arista Networks, Inc.*	(17)	(3,582)
Consumer Finance – (1.2)%
American Express Co.	(45)	(4,289)
FirstCash, Inc.	(57)	(4,124)
Green Dot Corp., Class A*	(61)	(4,851)
		(13,264)
Containers & Packaging – (0.9)%
AptarGroup, Inc.	(49)	(4,609)
Sealed Air Corp.	(139)	(4,843)
		(9,452)
Distributors – (0.4)%
Pool Corp.	(31)	(4,608)
Diversified Consumer Services – (0.4)%
Bright Horizons Family Solutions, Inc.*	(43)	(4,792)
Electric Utilities – (1.4)%
Alliant Energy Corp.	(130)	(5,493)
IDACORP, Inc.	(52)	(4,839)
NextEra Energy, Inc.	(31)	(5,388)
		(15,720)
Electrical Equipment – (0.4)%
Rockwell Automation, Inc.	(31)	(4,665)
Electronic Equipment, Instruments & Components – (0.3)%
Cognex Corp.	(95)	(3,674)
Energy Equipment & Services – (2.0)%
Apergy Corp.*	(124)	(3,358)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Baker Hughes a GE Co.	(226)	$(4,859)
Core Laboratories NV	(61)	(3,639)
Ensco plc, Class A	(750)	(2,670)
National Oilwell Varco, Inc.	(131)	(3,367)
TechnipFMC plc	(221)	(4,327)
		(22,220)
Entertainment – (1.7)%
Live Nation Entertainment, Inc.*	(103)	(5,073)
Madison Square Garden Co. (The), Class A*	(19)	(5,086)
Netflix, Inc.*	(15)	(4,015)
Take-Two Interactive Software, Inc.*	(38)	(3,912)
		(18,086)
Equity Real Estate Investment Trusts (REITs) – (7.9)%
American Tower Corp.	(31)	(4,904)
Apartment Investment & Management Co., Class A	(128)	(5,617)
Boston Properties, Inc.	(43)	(4,840)
Crown Castle International Corp.	(52)	(5,649)
EastGroup Properties, Inc.	(58)	(5,320)
Equinix, Inc.	(12)	(4,231)
Equity LifeStyle Properties, Inc.	(51)	(4,953)
Essex Property Trust, Inc.	(21)	(5,149)
Extra Space Storage, Inc.	(61)	(5,519)
Federal Realty Investment Trust	(42)	(4,958)
Public Storage	(26)	(5,263)
SBA Communications Corp.*	(31)	(5,018)
Simon Property Group, Inc.	(33)	(5,544)
Sun Communities, Inc.	(56)	(5,696)
Taubman Centers, Inc.	(79)	(3,594)
UDR, Inc.	(138)	(5,467)
Vornado Realty Trust	(79)	(4,900)
		(86,622)
Food Products – (1.5)%
Lamb Weston Holdings, Inc.	(78)	(5,738)
Lancaster Colony Corp.	(33)	(5,836)
McCormick & Co., Inc. (Non-Voting)	(34)	(4,734)
		(16,308)
Gas Utilities – (1.5)%
Atmos Energy Corp.	(61)	(5,656)
New Jersey Resources Corp.	(105)	(4,795)
ONE Gas, Inc.	(68)	(5,413)
		(15,864)
Health Care Equipment & Supplies – (2.8)%
ABIOMED, Inc.*	(14)	(4,551)
Align Technology, Inc.*	(22)	(4,608)
DexCom, Inc.*	(35)	(4,193)
IDEXX Laboratories, Inc.*	(20)	(3,720)
Insulet Corp.*	(60)	(4,759)
Intuitive Surgical, Inc.*	(9)	(4,310)
Penumbra, Inc.*	(37)	(4,521)
		(30,662)

Investments	Number of Shares	Value
Health Care Providers & Services – (0.3)%
HealthEquity, Inc.*	(58)	$(3,460)
Health Care Technology – (0.4)%
Veeva Systems, Inc., Class A*	(49)	(4,377)
Hotels, Restaurants & Leisure – (4.3)%
Chipotle Mexican Grill, Inc.*	(12)	(5,182)
Choice Hotels International, Inc.	(67)	(4,796)
Domino's Pizza, Inc.	(17)	(4,216)
Dunkin' Brands Group, Inc.	(76)	(4,873)
Hilton Worldwide Holdings, Inc.	(67)	(4,811)
Marriott International, Inc., Class A	(36)	(3,908)
McDonald's Corp.	(27)	(4,794)
Planet Fitness, Inc., Class A*	(92)	(4,933)
Vail Resorts, Inc.	(17)	(3,584)
Yum! Brands, Inc.	(60)	(5,515)
		(46,612)
Household Products – (0.9)%
Clorox Co. (The)	(31)	(4,778)
Colgate-Palmolive Co.	(86)	(5,119)
		(9,897)
Independent Power and Renewable Electricity Producers – (0.5)%
NRG Energy, Inc.	(131)	(5,188)
Industrial Conglomerates – (0.5)%
3M Co.	(27)	(5,145)
Insurance – (4.6)%
Aon plc	(31)	(4,506)
Arthur J Gallagher & Co.	(65)	(4,791)
Brown & Brown, Inc.	(175)	(4,823)
Cincinnati Financial Corp.	(62)	(4,800)
Markel Corp.*	(4)	(4,152)
Marsh & McLennan Cos., Inc.	(65)	(5,184)
Primerica, Inc.	(43)	(4,202)
Progressive Corp. (The)	(77)	(4,645)
RLI Corp.	(67)	(4,622)
White Mountains Insurance Group Ltd.	(5)	(4,289)
WR Berkley Corp.	(64)	(4,730)
		(50,744)
Interactive Media & Services – (2.1)%
Cargurus, Inc.*	(143)	(4,824)
IAC/InterActiveCorp*	(29)	(5,308)
Snap, Inc., Class A*	(787)	(4,336)
TripAdvisor, Inc.*	(80)	(4,315)
Twitter, Inc.*	(162)	(4,656)
		(23,439)
Internet & Direct Marketing Retail – (1.6)%
Amazon.com, Inc.*	(3)	(4,506)
Etsy, Inc.*	(94)	(4,472)
GrubHub, Inc.*	(65)	(4,993)
Wayfair, Inc., Class A*	(44)	(3,963)
		(17,934)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
IT Services – (3.9)%
Automatic Data Processing, Inc.	(35)	$(4,589)
Gartner, Inc.*	(34)	(4,346)
Jack Henry & Associates, Inc.	(32)	(4,049)
Mastercard, Inc., Class A	(29)	(5,471)
Okta, Inc.*	(81)	(5,168)
Square, Inc., Class A*	(73)	(4,095)
Twilio, Inc., Class A*	(54)	(4,822)
VeriSign, Inc.*	(32)	(4,745)
Visa, Inc., Class A	(43)	(5,673)
		(42,958)
Leisure Products – (0.3)%
Mattel, Inc.*	(348)	(3,477)
Life Sciences Tools & Services – (0.4)%
Illumina, Inc.*	(14)	(4,199)
Machinery – (2.1)%
Donaldson Co., Inc.	(91)	(3,948)
Flowserve Corp.	(98)	(3,726)
Graco, Inc.	(120)	(5,022)
IDEX Corp.	(39)	(4,924)
Toro Co. (The)	(93)	(5,197)
		(22,817)
Media – (0.5)%
New York Times Co. (The), Class A	(218)	(4,859)
Oil, Gas & Consumable Fuels – (1.6)%
Cheniere Energy, Inc.*	(81)	(4,794)
Equitrans Midstream Corp.*	(228)	(4,565)
Hess Corp.	(89)	(3,605)
ONEOK, Inc.	(77)	(4,154)
		(17,118)
Personal Products – (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(34)	(4,423)
Professional Services – (1.7)%
CoStar Group, Inc.*	(14)	(4,723)
Insperity, Inc.	(51)	(4,761)
TransUnion	(78)	(4,430)
Verisk Analytics, Inc.*	(43)	(4,689)
		(18,603)
Road & Rail – (0.4)%
Landstar System, Inc.	(48)	(4,592)
Semiconductors & Semiconductor Equipment – (0.7)%
Advanced Micro Devices, Inc.*	(203)	(3,747)
Monolithic Power Systems, Inc.	(34)	(3,953)
		(7,700)
Software – (7.3)%
Adobe Systems, Inc.*	(23)	(5,203)
Aspen Technology, Inc.*	(59)	(4,849)
Autodesk, Inc.*	(33)	(4,244)
Guidewire Software, Inc.*	(58)	(4,653)
HubSpot, Inc.*	(37)	(4,652)
Intuit, Inc.	(27)	(5,315)

Investments	Number of Shares	Value
Paycom Software, Inc.*	(33)	$(4,041)
Proofpoint, Inc.*	(49)	(4,107)
PTC, Inc.*	(51)	(4,228)
RingCentral, Inc., Class A*	(61)	(5,029)
salesforce.com, Inc.*	(33)	(4,520)
ServiceNow, Inc.*	(26)	(4,629)
Splunk, Inc.*	(40)	(4,194)
Tableau Software, Inc., Class A*	(45)	(5,400)
Ultimate Software Group, Inc. (The)*	(16)	(3,918)
Workday, Inc., Class A*	(33)	(5,269)
Zendesk, Inc.*	(86)	(5,020)
		(79,271)
Specialty Retail – (1.0)%
Burlington Stores, Inc.*	(35)	(5,694)
Five Below, Inc.*	(54)	(5,525)
		(11,219)
Textiles, Apparel & Luxury Goods – (1.6)%
Lululemon Athletica, Inc.*	(33)	(4,013)
NIKE, Inc., Class B	(62)	(4,597)
Under Armour, Inc., Class A*	(234)	(4,135)
VF Corp.	(63)	(4,494)
		(17,239)
Trading Companies & Distributors – (0.9)%
Fastenal Co.	(102)	(5,334)
Watsco, Inc.	(29)	(4,035)
		(9,369)
Water Utilities – (1.0)%
American Water Works Co., Inc.	(60)	(5,446)
Aqua America, Inc.	(155)	(5,300)
		(10,746)
Total Common Stocks (Proceeds $(879,277))		(926,700)
Total Short Positions (Proceeds $(879,277))		(926,700)
Total Investments — (4.2)% (Cost $173,857)		(45,953)
Other Assets Less Liabilities — 104.2%		1,139,234
Net Assets — 100.0%		$1,093,281
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $443,735.

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,244
Aggregate gross unrealized depreciation	(344,661)
Net unrealized depreciation	$(251,417)
Federal income tax cost of investments (including derivative contracts, if any)	$189,151

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2018 (Unaudited)

OTC Total return swap contracts outstanding as of December 31, 2018

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged	Net Amount(5)
113,210 USD	10/3/2019	Morgan Stanley	2.90%	Dow Jones U.S. Relative Value Total Return Index(6)	$(11,966)	—	$(11,966)
(106,896) USD	10/3/2019	Morgan Stanley	(2.10)%	Dow Jones U.S. Short Relative Value Total Return Index(7)	(4,347)	—	(4,347)
					$(16,313)		$(16,313)
(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/ resources/regulatory-material/index.jsp
(4)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(5)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(6)	The Dow Jones U.S. Relative Value Total Return Index (DJLSVT) is designed to measure the performance of 200 companies ranked as undervalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.
(7)	The Dow Jones U.S. Short Relative Value Total Return Index (DJSSVT) is designed to measure the performance of 200 companies ranked as overvalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

Abbreviations
USD	US Dollar

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 79.9%
Common Stocks – 79.9%
Airlines – 0.4%
Spirit Airlines, Inc.*	134	$7,761
Auto Components – 0.8%
Dana, Inc.	590	8,042
Visteon Corp.*	116	6,992
		15,034
Banks – 4.7%
Bank of Hawaii Corp.(a)	106	7,136
BankUnited, Inc.(a)	248	7,425
Cathay General Bancorp(a)	216	7,243
First Citizens BancShares, Inc., Class A(a)	20	7,541
Fulton Financial Corp.(a)	496	7,678
Glacier Bancorp, Inc.(a)	196	7,766
Home BancShares, Inc.(a)	440	7,190
Investors Bancorp, Inc.(a)	672	6,989
TCF Financial Corp.	382	7,445
UMB Financial Corp.	118	7,194
United Bankshares, Inc.	238	7,404
Valley National Bancorp	796	7,068
		88,079
Biotechnology – 2.0%
Agios Pharmaceuticals, Inc.*(a)	132	6,086
Ligand Pharmaceuticals, Inc.*(a)	54	7,328
Loxo Oncology, Inc.*(a)	62	8,684
Ultragenyx Pharmaceutical, Inc.*	162	7,044
United Therapeutics Corp.*	72	7,841
		36,983
Building Products – 0.8%
Armstrong World Industries, Inc.(a)	128	7,451
Trex Co., Inc.*	134	7,954
		15,405
Capital Markets – 2.3%
BGC Partners, Inc., Class A(a)	770	3,981
Federated Investors, Inc., Class B(a)	326	8,655
Interactive Brokers Group, Inc., Class A(a)	148	8,088
Janus Henderson Group plc(a)	368	7,625
Legg Mason, Inc.(a)	286	7,296
Stifel Financial Corp.	178	7,373
		43,018
Chemicals – 2.4%
NewMarket Corp.	20	8,242
Platform Specialty Products Corp.*	740	7,644
PolyOne Corp.	256	7,322
Sensient Technologies Corp.	130	7,260
Trinseo SA	170	7,783

Investments	Number of Shares	Value
Westlake Chemical Corp.	118	$7,808
		46,059
Commercial Services & Supplies – 2.3%
Brink's Co. (The)(a)	122	7,887
Clean Harbors, Inc.*(a)	130	6,416
Deluxe Corp.(a)	172	6,612
Healthcare Services Group, Inc.(a)	180	7,232
MSA Safety, Inc.	78	7,353
Tetra Tech, Inc.	142	7,351
		42,851
Communications Equipment – 1.8%
Ciena Corp.*(a)	280	9,495
CommScope Holding Co., Inc.*(a)	484	7,932
Lumentum Holdings, Inc.*(a)	196	8,234
ViaSat, Inc.*	124	7,310
		32,971
Construction & Engineering – 1.2%
Dycom Industries, Inc.*(a)	130	7,025
MasTec, Inc.*	186	7,544
Valmont Industries, Inc.	66	7,323
		21,892
Consumer Finance – 1.1%
FirstCash, Inc.(a)	96	6,945
Green Dot Corp., Class A*(a)	104	8,270
Navient Corp.	686	6,044
		21,259
Containers & Packaging – 0.8%
Graphic Packaging Holding Co.(a)	720	7,661
Owens-Illinois, Inc.*	480	8,275
		15,936
Diversified Consumer Services – 0.4%
Graham Holdings Co., Class B(a)	12	7,687
Electric Utilities – 1.3%
ALLETE, Inc.(a)	116	8,842
PNM Resources, Inc.	200	8,218
Portland General Electric Co.	178	8,161
		25,221
Electrical Equipment – 1.2%
EnerSys(a)	98	7,606
Generac Holdings, Inc.*(a)	152	7,555
Regal Beloit Corp.	106	7,425
		22,586
Electronic Equipment, Instruments & Components – 2.5%
Belden, Inc.(a)	156	6,516
Coherent, Inc.*(a)	62	6,554
Dolby Laboratories, Inc., Class A(a)	128	7,915

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Jabil, Inc.(a)	344	$8,528
SYNNEX Corp.	108	8,731
Tech Data Corp.*	96	7,854
		46,098
Energy Equipment & Services – 1.0%
Apergy Corp.*(a)	246	6,662
Core Laboratories NV(a)	104	6,205
Patterson-UTI Energy, Inc.	618	6,396
		19,263
Entertainment – 0.4%
Cinemark Holdings, Inc.(a)	222	7,948
Equity Real Estate Investment Trusts (REITs) – 7.1%
Brandywine Realty Trust(a)	604	7,774
Columbia Property Trust, Inc.(a)	372	7,198
CoreCivic, Inc.(a)	374	6,668
CoreSite Realty Corp.(a)	80	6,978
Corporate Office Properties Trust	352	7,403
GEO Group, Inc. (The)(a)	370	7,289
National Health Investors, Inc.	118	8,914
Outfront Media, Inc.	414	7,502
Paramount Group, Inc.	602	7,561
Physicians Realty Trust(a)	510	8,175
Piedmont Office Realty Trust, Inc., Class A	450	7,668
Retail Properties of America, Inc., Class A	682	7,400
Spirit Realty Capital, Inc.	218	7,685
Tanger Factory Outlet Centers, Inc.	360	7,279
Taubman Centers, Inc.	162	7,369
Uniti Group, Inc.	428	6,664
Urban Edge Properties	408	6,781
Weingarten Realty Investors	310	7,691
		133,999
Food & Staples Retailing – 0.9%
Performance Food Group Co.*	248	8,003
Sprouts Farmers Market, Inc.*	372	8,746
		16,749
Food Products – 2.0%
Darling Ingredients, Inc.*(a)	396	7,619
Flowers Foods, Inc.(a)	408	7,536
Hain Celestial Group, Inc. (The)*(a)	412	6,534
Lancaster Colony Corp.(a)	48	8,489
TreeHouse Foods, Inc.*	162	8,215
		38,393
Gas Utilities – 1.8%
New Jersey Resources Corp.	178	8,129
ONE Gas, Inc.	102	8,119
Southwest Gas Holdings, Inc.	118	9,027
Spire, Inc.	108	8,001
		33,276

Investments	Number of Shares	Value
Health Care Equipment & Supplies – 3.3%
Avanos Medical, Inc.*(a)	178	$7,973
Globus Medical, Inc., Class A*(a)	176	7,617
Haemonetics Corp.*(a)	80	8,004
ICU Medical, Inc.*(a)	36	8,267
Integra LifeSciences Holdings Corp.*(a)	158	7,126
Masimo Corp.*(a)	76	8,160
NuVasive, Inc.*	128	6,344
Penumbra, Inc.*	62	7,576
		61,067
Health Care Providers & Services – 1.4%
Acadia Healthcare Co., Inc.*(a)	252	6,479
Chemed Corp.(a)	28	7,932
HealthEquity, Inc.*(a)	98	5,845
MEDNAX, Inc.*(a)	214	7,062
		27,318
Health Care Technology – 0.8%
Medidata Solutions, Inc.*	112	7,551
Teladoc Health, Inc.*	136	6,742
		14,293
Hotels, Restaurants & Leisure – 3.7%
Choice Hotels International, Inc.(a)	114	8,160
Cracker Barrel Old Country Store, Inc.	48	7,673
Extended Stay America, Inc.	472	7,316
Hyatt Hotels Corp., Class A(a)	120	8,112
Jack in the Box, Inc.(a)	102	7,918
Marriott Vacations Worldwide Corp.	106	7,474
Texas Roadhouse, Inc.	130	7,761
Wendy's Co. (The)	476	7,431
Wyndham Destinations, Inc.	208	7,455
		69,300
Household Durables – 0.8%
Helen of Troy Ltd.*(a)	60	7,871
Tempur Sealy International, Inc.*	162	6,707
		14,578
Household Products – 0.5%
Energizer Holdings, Inc.(a)	192	8,669
Insurance – 1.2%
CNO Financial Group, Inc.(a)	444	6,607
ProAssurance Corp.	186	7,544
RLI Corp.	116	8,003
		22,154
Interactive Media & Services – 0.5%
Yelp, Inc.*	256	8,957

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
IT Services – 2.8%
Acxiom Holdings, Inc.*	182	$7,031
CACI International, Inc., Class A*(a)	46	6,625
Conduent, Inc.*(a)	674	7,164
CoreLogic, Inc.*(a)	212	7,085
MAXIMUS, Inc.	122	7,941
Okta, Inc.*	136	8,677
Science Applications International Corp.	124	7,899
		52,422
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc., Class A*(a)	30	6,967
Bruker Corp.(a)	252	7,502
		14,469
Machinery – 1.6%
Barnes Group, Inc.(a)	132	7,078
Colfax Corp.*(a)	348	7,273
Kennametal, Inc.(a)	220	7,322
Timken Co. (The)	214	7,986
		29,659
Media – 2.3%
AMC Networks, Inc., Class A*(a)	144	7,903
Cable One, Inc.(a)	10	8,201
John Wiley & Sons, Inc., Class A(a)	154	7,233
Liberty Latin America Ltd., Class C*(a)	452	6,586
New York Times Co. (The), Class A	318	7,088
TEGNA, Inc.	644	7,000
		44,011
Metals & Mining – 0.4%
Allegheny Technologies, Inc.*(a)	328	7,141
Mortgage Real Estate Investment Trusts (REITs) – 1.6%
Blackstone Mortgage Trust, Inc., Class A(a)	244	7,774
Chimera Investment Corp.(a)	450	8,019
MFA Financial, Inc.	1,120	7,481
Two Harbors Investment Corp.	564	7,242
		30,516
Multi-Utilities – 0.9%
Black Hills Corp.(a)	130	8,161
NorthWestern Corp.	134	7,965
		16,126
Oil, Gas & Consumable Fuels – 2.4%
Antero Resources Corp.*(a)	650	6,104
Chesapeake Energy Corp.*(a)	2,914	6,119
CNX Resources Corp.*(a)	622	7,103
PDC Energy, Inc.*	254	7,559
QEP Resources, Inc.*	1,074	6,047
Range Resources Corp.	534	5,110

Investments	Number of Shares	Value
Whiting Petroleum Corp.*	284	$6,444
		44,486
Paper & Forest Products – 0.8%
Domtar Corp.	184	6,464
Louisiana-Pacific Corp.(a)	374	8,310
		14,774
Personal Products – 0.8%
Edgewell Personal Care Co.*(a)	206	7,694
Nu Skin Enterprises, Inc., Class A	130	7,973
		15,667
Pharmaceuticals – 0.4%
Horizon Pharma plc*(a)	424	8,285
Professional Services – 0.8%
ASGN, Inc.*(a)	124	6,758
Insperity, Inc.	86	8,029
		14,787
Real Estate Management & Development – 0.5%
Newmark Group, Inc., Class A(a)	357	2,863
Realogy Holdings Corp.	422	6,195
		9,058
Road & Rail – 0.4%
Ryder System, Inc.	152	7,319
Semiconductors & Semiconductor Equipment – 2.1%
Cirrus Logic, Inc.*(a)	230	7,631
Cree, Inc.*(a)	186	7,956
Silicon Laboratories, Inc.*	98	7,723
Universal Display Corp.	94	8,796
Versum Materials, Inc.	236	6,542
		38,648
Software – 2.9%
ACI Worldwide, Inc.*(a)	316	8,744
Ellie Mae, Inc.*(a)	128	8,042
FireEye, Inc.*(a)	428	6,938
j2 Global, Inc.(a)	108	7,493
Manhattan Associates, Inc.*(a)	172	7,287
New Relic, Inc.*	100	8,097
Verint Systems, Inc.*	186	7,870
		54,471
Specialty Retail – 1.9%
American Eagle Outfitters, Inc.(a)	380	7,346
AutoNation, Inc.*(a)	232	8,282
Murphy USA, Inc.*	108	8,277
Signet Jewelers Ltd.	164	5,210
Urban Outfitters, Inc.*	214	7,105
		36,220
Technology Hardware, Storage & Peripherals – 0.4%
NCR Corp.*	316	7,293

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Textiles, Apparel & Luxury Goods – 1.6%
Carter's, Inc.(a)	88	$7,183
Deckers Outdoor Corp.*(a)	64	8,189
Skechers U.S.A., Inc., Class A*	306	7,004
Wolverine World Wide, Inc.	228	7,271
		29,647
Thrifts & Mortgage Finance – 0.8%
Essent Group Ltd.*(a)	206	7,041
Radian Group, Inc.	440	7,198
		14,239
Trading Companies & Distributors – 1.5%
Air Lease Corp.(a)	210	6,344
MSC Industrial Direct Co., Inc., Class A	96	7,384
Univar, Inc.*	398	7,061
WESCO International, Inc.*	158	7,584
		28,373
Transportation Infrastructure – 0.4%
Macquarie Infrastructure Corp.	190	6,946
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	240	7,810
Total Common Stocks (Cost $1,690,592)		1,497,171
Total Long Positions (Cost $1,690,592)		1,497,171
Short Positions – (83.5)%
Common Stocks – (83.5)%
Aerospace & Defense – (2.4)%
Boeing Co. (The)	(24)	(7,740)
General Dynamics Corp.	(44)	(6,917)
Lockheed Martin Corp.	(28)	(7,331)
Northrop Grumman Corp.	(30)	(7,347)
Raytheon Co.	(46)	(7,054)
United Technologies Corp.	(72)	(7,667)
		(44,056)
Air Freight & Logistics – (0.7)%
FedEx Corp.	(36)	(5,808)
United Parcel Service, Inc., Class B	(78)	(7,607)
		(13,415)
Airlines – (0.8)%
Delta Air Lines, Inc.	(152)	(7,585)
Southwest Airlines Co.	(146)	(6,786)
		(14,371)
Automobiles – (1.3)%
Ford Motor Co.	(946)	(7,237)
General Motors Co.	(248)	(8,296)
Tesla, Inc.*	(24)	(7,987)
		(23,520)

Investments	Number of Shares	Value
Banks – (3.1)%
Bank of America Corp.	(306)	$(7,540)
BB&T Corp.	(176)	(7,624)
Citigroup, Inc.	(134)	(6,976)
JPMorgan Chase & Co.	(76)	(7,419)
PNC Financial Services Group, Inc. (The)	(60)	(7,015)
SunTrust Banks, Inc.	(134)	(6,759)
US Bancorp	(162)	(7,404)
Wells Fargo & Co.	(166)	(7,649)
		(58,386)
Beverages – (0.8)%
Coca-Cola Co. (The)	(170)	(8,049)
PepsiCo, Inc.	(70)	(7,734)
		(15,783)
Biotechnology – (2.1)%
AbbVie, Inc.	(92)	(8,481)
Amgen, Inc.	(40)	(7,787)
Biogen, Inc.*	(26)	(7,824)
Celgene Corp.*	(118)	(7,563)
Gilead Sciences, Inc.	(118)	(7,381)
		(39,036)
Building Products – (0.4)%
Johnson Controls International plc	(256)	(7,590)
Capital Markets – (3.6)%
Bank of New York Mellon Corp. (The)	(168)	(7,908)
BlackRock, Inc.	(18)	(7,071)
Charles Schwab Corp. (The)	(190)	(7,891)
CME Group, Inc.	(44)	(8,277)
Goldman Sachs Group, Inc. (The)	(40)	(6,682)
Intercontinental Exchange, Inc.	(104)	(7,834)
Morgan Stanley	(176)	(6,978)
S&P Global, Inc.	(42)	(7,138)
State Street Corp.	(116)	(7,316)
		(67,095)
Chemicals – (3.0)%
Air Products & Chemicals, Inc.	(52)	(8,323)
DowDuPont, Inc.	(136)	(7,273)
Ecolab, Inc.	(52)	(7,662)
Linde plc	(54)	(8,426)
LyondellBasell Industries NV, Class A	(92)	(7,651)
PPG Industries, Inc.	(78)	(7,974)
Sherwin-Williams Co. (The)	(22)	(8,656)
		(55,965)
Commercial Services & Supplies – (0.5)%
Waste Management, Inc.	(98)	(8,721)
Communications Equipment – (0.4)%
Cisco Systems, Inc.	(186)	(8,059)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Consumer Finance – (0.7)%
American Express Co.	(76)	$(7,244)
Capital One Financial Corp.	(90)	(6,803)
		(14,047)
Containers & Packaging – (0.4)%
International Paper Co.	(184)	(7,426)
Diversified Financial Services – (0.4)%
Berkshire Hathaway, Inc., Class B*	(38)	(7,759)
Diversified Telecommunication Services – (0.4)%
AT&T, Inc.	(274)	(7,820)
Electric Utilities – (2.2)%
American Electric Power Co., Inc.	(110)	(8,221)
Duke Energy Corp.	(96)	(8,285)
Exelon Corp.	(184)	(8,298)
NextEra Energy, Inc.	(46)	(7,996)
Southern Co. (The)	(180)	(7,906)
		(40,706)
Electrical Equipment – (0.8)%
Eaton Corp. plc	(114)	(7,827)
Emerson Electric Co.	(118)	(7,051)
		(14,878)
Electronic Equipment, Instruments & Components – (1.3)%
Amphenol Corp., Class A	(98)	(7,940)
Corning, Inc.	(266)	(8,036)
TE Connectivity Ltd.	(110)	(8,319)
		(24,295)
Energy Equipment & Services – (0.7)%
Halliburton Co.	(272)	(7,230)
Schlumberger Ltd.	(188)	(6,783)
		(14,013)
Entertainment – (1.7)%
Activision Blizzard, Inc.	(170)	(7,917)
Electronic Arts, Inc.*	(100)	(7,891)
Netflix, Inc.*	(30)	(8,030)
Walt Disney Co. (The)	(74)	(8,114)
		(31,952)
Equity Real Estate Investment Trusts (REITs) – (7.6)%
American Tower Corp.	(52)	(8,226)
AvalonBay Communities, Inc.	(48)	(8,354)
Boston Properties, Inc.	(64)	(7,203)
Crown Castle International Corp.	(80)	(8,690)
Digital Realty Trust, Inc.	(78)	(8,311)
Equinix, Inc.	(20)	(7,051)
Equity Residential	(120)	(7,921)
Essex Property Trust, Inc.	(32)	(7,847)
HCP, Inc.	(292)	(8,156)

Investments	Number of Shares	Value
Host Hotels & Resorts, Inc.	(446)	$(7,435)
Prologis, Inc.	(136)	(7,986)
Public Storage	(40)	(8,096)
Realty Income Corp.	(134)	(8,447)
SBA Communications Corp.*	(50)	(8,095)
Simon Property Group, Inc.	(46)	(7,728)
Ventas, Inc.	(134)	(7,851)
Welltower, Inc.	(118)	(8,190)
Weyerhaeuser Co.	(322)	(7,039)
		(142,626)
Food & Staples Retailing – (1.2)%
Costco Wholesale Corp.	(38)	(7,741)
Walgreens Boots Alliance, Inc.	(100)	(6,833)
Walmart, Inc.	(94)	(8,756)
		(23,330)
Food Products – (0.4)%
Mondelez International, Inc., Class A	(188)	(7,526)
Health Care Equipment & Supplies – (2.6)%
Abbott Laboratories	(116)	(8,390)
Becton Dickinson and Co.	(34)	(7,661)
Danaher Corp.	(84)	(8,662)
Intuitive Surgical, Inc.*	(16)	(7,663)
Medtronic plc	(92)	(8,368)
Stryker Corp.	(48)	(7,524)
		(48,268)
Health Care Providers & Services – (1.6)%
Anthem, Inc.	(30)	(7,879)
Cigna Corp.	(38)	(7,217)
CVS Health Corp.	(106)	(6,945)
UnitedHealth Group, Inc.	(30)	(7,474)
		(29,515)
Hotels, Restaurants & Leisure – (3.0)%
Carnival Corp.	(156)	(7,691)
Hilton Worldwide Holdings, Inc.	(112)	(8,042)
Las Vegas Sands Corp.	(156)	(8,120)
Marriott International, Inc., Class A	(74)	(8,033)
McDonald's Corp.	(46)	(8,168)
Starbucks Corp.	(126)	(8,114)
Yum! Brands, Inc.	(92)	(8,457)
		(56,625)
Household Products – (0.9)%
Colgate-Palmolive Co.	(134)	(7,975)
Procter & Gamble Co. (The)	(90)	(8,273)
		(16,248)
Industrial Conglomerates – (1.8)%
3M Co.	(46)	(8,765)
General Electric Co.	(1,140)	(8,630)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Honeywell International, Inc.	(60)	$(7,927)
Roper Technologies, Inc.	(30)	(7,995)
		(33,317)
Insurance – (4.3)%
Aflac, Inc.	(192)	(8,748)
Allstate Corp. (The)	(98)	(8,098)
American International Group, Inc.	(196)	(7,724)
Aon plc	(52)	(7,559)
Chubb Ltd.	(64)	(8,268)
Marsh & McLennan Cos., Inc.	(96)	(7,656)
MetLife, Inc.	(188)	(7,719)
Progressive Corp. (The)	(128)	(7,722)
Prudential Financial, Inc.	(96)	(7,829)
Travelers Cos., Inc. (The)	(70)	(8,382)
		(79,705)
Interactive Media & Services – (0.9)%
Alphabet, Inc., Class C*	(8)	(8,285)
Facebook, Inc., Class A*	(60)	(7,865)
		(16,150)
Internet & Direct Marketing Retail – (1.3)%
Amazon.com, Inc.*	(6)	(9,012)
Booking Holdings, Inc.*	(4)	(6,890)
eBay, Inc.*	(286)	(8,028)
		(23,930)
IT Services – (4.2)%
Accenture plc, Class A	(54)	(7,614)
Automatic Data Processing, Inc.	(60)	(7,867)
Cognizant Technology Solutions Corp., Class A	(118)	(7,491)
Fidelity National Information Services, Inc.	(84)	(8,614)
Fiserv, Inc.*	(108)	(7,937)
International Business Machines Corp.	(68)	(7,730)
Mastercard, Inc., Class A	(42)	(7,923)
PayPal Holdings, Inc.*	(96)	(8,073)
Visa, Inc., Class A	(60)	(7,916)
Worldpay, Inc., Class A*	(92)	(7,032)
		(78,197)
Life Sciences Tools & Services – (0.4)%
Thermo Fisher Scientific, Inc.	(34)	(7,609)
Machinery – (2.5)%
Caterpillar, Inc.	(66)	(8,387)
Cummins, Inc.	(56)	(7,484)
Deere & Co.	(58)	(8,652)
Illinois Tool Works, Inc.	(60)	(7,601)
PACCAR, Inc.	(132)	(7,542)
Parker-Hannifin Corp.	(52)	(7,755)
		(47,421)

Investments	Number of Shares	Value
Media – (0.8)%
Charter Communications, Inc., Class A*	(28)	$(7,979)
Comcast Corp., Class A	(218)	(7,423)
		(15,402)
Metals & Mining – (1.3)%
Freeport-McMoRan, Inc.	(714)	(7,361)
Newmont Mining Corp.	(286)	(9,910)
Nucor Corp.	(140)	(7,254)
		(24,525)
Multiline Retail – (0.9)%
Dollar General Corp.	(76)	(8,214)
Target Corp.	(120)	(7,931)
		(16,145)
Multi-Utilities – (1.8)%
Consolidated Edison, Inc.	(116)	(8,869)
Dominion Energy, Inc.	(114)	(8,147)
Public Service Enterprise Group, Inc.	(152)	(7,912)
Sempra Energy	(80)	(8,655)
		(33,583)
Oil, Gas & Consumable Fuels – (3.3)%
Chevron Corp.	(76)	(8,268)
ConocoPhillips	(132)	(8,230)
EOG Resources, Inc.	(74)	(6,453)
Exxon Mobil Corp.	(110)	(7,501)
Marathon Petroleum Corp.	(130)	(7,671)
Occidental Petroleum Corp.	(120)	(7,366)
Phillips 66	(92)	(7,926)
Valero Energy Corp.	(106)	(7,947)
		(61,362)
Pharmaceuticals – (2.5)%
Allergan plc	(54)	(7,218)
Bristol-Myers Squibb Co.	(148)	(7,693)
Eli Lilly & Co.	(72)	(8,332)
Johnson & Johnson	(58)	(7,485)
Merck & Co., Inc.	(108)	(8,252)
Pfizer, Inc.	(184)	(8,031)
		(47,011)
Real Estate Management & Development – (0.4)%
CBRE Group, Inc., Class A*	(194)	(7,768)
Road & Rail – (1.2)%
CSX Corp.	(120)	(7,456)
Norfolk Southern Corp.	(52)	(7,776)
Union Pacific Corp.	(56)	(7,741)
		(22,973)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Semiconductors & Semiconductor Equipment – (3.4)%
Analog Devices, Inc.	(94)	$(8,068)
Applied Materials, Inc.	(230)	(7,530)
Broadcom, Inc.	(38)	(9,663)
Intel Corp.	(180)	(8,447)
Micron Technology, Inc.*	(224)	(7,107)
NVIDIA Corp.	(52)	(6,942)
QUALCOMM, Inc.	(148)	(8,423)
Texas Instruments, Inc.	(78)	(7,371)
		(63,551)
Software – (2.6)%
Adobe Systems, Inc.*	(36)	(8,145)
Intuit, Inc.	(44)	(8,661)
Microsoft Corp.	(80)	(8,126)
Oracle Corp.	(190)	(8,579)
salesforce.com, Inc.*	(58)	(7,944)
ServiceNow, Inc.*	(46)	(8,190)
		(49,645)
Specialty Retail – (2.5)%
AutoZone, Inc.*	(10)	(8,383)
Home Depot, Inc. (The)	(48)	(8,247)
Lowe's Cos., Inc.	(82)	(7,574)
O'Reilly Automotive, Inc.*	(24)	(8,264)
Ross Stores, Inc.	(94)	(7,821)
TJX Cos., Inc. (The)	(164)	(7,337)
		(47,626)
Technology Hardware, Storage & Peripherals – (0.8)%
Apple, Inc.	(48)	(7,572)
HP, Inc.	(366)	(7,488)
		(15,060)

Investments	Number of Shares	Value
Textiles, Apparel & Luxury Goods – (0.8)%
NIKE, Inc., Class B	(112)	$(8,304)
VF Corp.	(96)	(6,848)
		(15,152)
Tobacco – (0.8)%
Altria Group, Inc.	(160)	(7,902)
Philip Morris International, Inc.	(106)	(7,077)
		(14,979)
Total Common Stocks (Proceeds $(1,490,224))		(1,564,142)
Total Short Positions (Proceeds $(1,490,224))		(1,564,142)
Total Investments — (3.6)% (Cost $200,368)		(66,971)
Other Assets Less Liabilities — 103.6%		1,940,286
Net Assets — 100.0%		$1,873,315
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $755,697.

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,726
Aggregate gross unrealized depreciation	(587,010)
Net unrealized depreciation	$(420,284)
Federal income tax cost of investments (including derivative contracts, if any)	$332,809

OTC Total return swap contracts outstanding as of December 31, 2018

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged		Net Amount(5)
217,783 USD	10/3/2019	Morgan Stanley	2.80%	Dow Jones U.S. Thematic Long Size Total Return Index(6)	$(21,238)	10,000	(7)	$(11,238)
(220,814) USD	10/3/2019	Morgan Stanley	(2.10)%	Dow Jones U.S. Thematic Short Size Total Return Index(8)	734	—		734
					$(20,504)			$(10,504)
(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/ resources/regulatory-material/index.jsp

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2018 (Unaudited)

(4)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(5)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(6)	The Dow Jones U.S. Thematic Long Size Total Return Index (DJTLSST) is designed to measure the performance of 200 companies ranked as the smallest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.
(7)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.
(8)	The Dow Jones U.S. Thematic Short Size Total Return Index (DJTSSST) is designed to measure the performance of 200 companies ranked as the largest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.

Abbreviations
USD	US Dollar

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 77.4%
Common Stocks – 77.4%
Aerospace & Defense – 2.3%
BWX Technologies, Inc.(a)	3,224	$123,254
Harris Corp.(a)	1,023	137,747
HEICO Corp.(a)	1,736	134,505
Lockheed Martin Corp.	496	129,873
Northrop Grumman Corp.	558	136,654
Raytheon Co.	837	128,354
		790,387
Airlines – 1.1%
Alaska Air Group, Inc.(a)	1,984	120,726
JetBlue Airways Corp.*(a)	7,502	120,482
Spirit Airlines, Inc.*	2,294	132,869
		374,077
Auto Components – 0.3%
Autoliv, Inc.(a)	1,705	119,742
Automobiles – 0.4%
Tesla, Inc.*	403	134,118
Banks – 1.8%
Bank of Hawaii Corp.(a)	1,829	123,128
First Republic Bank(a)	1,488	129,307
Investors Bancorp, Inc.(a)	11,904	123,802
M&T Bank Corp.	868	124,237
Popular, Inc.(a)	2,604	122,961
		623,435
Beverages – 0.3%
Constellation Brands, Inc., Class A	744	119,650
Biotechnology – 0.4%
United Therapeutics Corp.*	1,240	135,036
Capital Markets – 1.3%
CME Group, Inc.(a)	775	145,793
Federated Investors, Inc., Class B(a)	5,549	147,326
MarketAxess Holdings, Inc.	682	144,113
		437,232
Chemicals – 2.4%
Axalta Coating Systems Ltd.*(a)	5,828	136,492
Ecolab, Inc.(a)	899	132,468
International Flavors & Fragrances, Inc.(a)	1,023	137,358
NewMarket Corp.	341	140,523
PPG Industries, Inc.	1,333	136,272
Valvoline, Inc.	6,944	134,366
		817,479
Commercial Services & Supplies – 1.1%
Brink's Co. (The)(a)	2,077	134,278
KAR Auction Services, Inc.(a)	2,542	121,305
Republic Services, Inc.	1,891	136,322
		391,905

Investments	Number of Shares	Value
Communications Equipment – 2.0%
F5 Networks, Inc.*(a)	837	$135,619
InterDigital, Inc.(a)	1,953	129,738
Lumentum Holdings, Inc.*(a)	3,317	139,347
Motorola Solutions, Inc.	1,116	128,385
Palo Alto Networks, Inc.*	837	157,649
		690,738
Construction & Engineering – 0.4%
EMCOR Group, Inc.(a)	2,015	120,275
Construction Materials – 0.4%
Martin Marietta Materials, Inc.	775	133,199
Consumer Finance – 0.3%
FirstCash, Inc.(a)	1,643	118,871
Containers & Packaging – 0.8%
Ball Corp.(a)	2,976	136,837
Sonoco Products Co.	2,542	135,056
		271,893
Diversified Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc.*(a)	1,209	134,743
Diversified Telecommunication Services – 0.4%
Zayo Group Holdings, Inc.*	5,580	127,447
Electric Utilities – 1.2%
ALLETE, Inc.(a)	1,798	137,044
Duke Energy Corp.(a)	1,643	141,791
Southern Co. (The)	3,100	136,152
		414,987
Electronic Equipment, Instruments & Components – 1.2%
FLIR Systems, Inc.(a)	3,193	139,023
Jabil, Inc.(a)	5,828	144,476
National Instruments Corp.	3,007	136,458
		419,957
Energy Equipment & Services – 0.3%
Helmerich & Payne, Inc.(a)	2,418	115,919
Entertainment – 1.2%
Cinemark Holdings, Inc.(a)	3,782	135,396
Madison Square Garden Co. (The), Class A*	527	141,078
Viacom, Inc., Class B	4,805	123,488
		399,962
Equity Real Estate Investment Trusts (REITs) – 6.8%
CubeSmart(a)	4,681	134,298
Equity Commonwealth(a)	4,588	137,686
Extra Space Storage, Inc.(a)	1,519	137,439
HCP, Inc.(a)	4,991	139,399
Healthcare Realty Trust, Inc.(a)	4,712	134,009
Healthcare Trust of America, Inc., Class A(a)	5,208	131,814
Liberty Property Trust	3,255	136,319

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Life Storage, Inc.	1,488	$138,369
Macerich Co. (The)	2,914	126,118
National Retail Properties, Inc.	2,914	141,358
Physicians Realty Trust(a)	8,184	131,190
Public Storage	682	138,044
Simon Property Group, Inc.	775	130,192
STORE Capital Corp.	4,867	137,785
Ventas, Inc.	2,294	134,405
Welltower, Inc.	2,015	139,861
WP Carey, Inc.	2,170	141,788
		2,310,074
Food & Staples Retailing – 0.4%
Sprouts Farmers Market, Inc.*	6,324	148,677
Food Products – 2.4%
Bunge Ltd.(a)	2,573	137,501
Campbell Soup Co.(a)	3,720	122,723
Flowers Foods, Inc.(a)	7,347	135,699
Hormel Foods Corp.(a)	3,224	137,601
Kellogg Co.(a)	2,294	130,781
Lancaster Colony Corp.(a)	806	142,549
		806,854
Gas Utilities – 0.4%
Spire, Inc.	1,860	137,789
Health Care Equipment & Supplies – 3.4%
Cantel Medical Corp.(a)	1,705	126,937
DENTSPLY SIRONA, Inc.	3,844	143,035
DexCom, Inc.*(a)	1,116	133,697
Haemonetics Corp.*(a)	1,364	136,468
ICU Medical, Inc.*(a)	589	135,252
Integra LifeSciences Holdings Corp.*(a)	2,697	121,635
LivaNova plc*(a)	1,457	133,272
Neogen Corp.*	2,294	130,758
NuVasive, Inc.*	2,263	112,154
		1,173,208
Health Care Providers & Services – 4.3%
Acadia Healthcare Co., Inc.*(a)	4,309	110,785
Anthem, Inc.(a)	496	130,265
Centene Corp.*(a)	1,023	117,952
Chemed Corp.(a)	465	131,725
Cigna Corp.(a)	651	123,638
Encompass Health Corp.(a)	1,953	120,500
HCA Healthcare, Inc.(a)	1,023	127,312
HealthEquity, Inc.*(a)	1,643	98,005
Humana, Inc.(a)	434	124,332
MEDNAX, Inc.*	3,627	119,691
Universal Health Services, Inc., Class B	1,054	122,854
WellCare Health Plans, Inc.*	558	131,738
		1,458,797

Investments	Number of Shares	Value
Hotels, Restaurants & Leisure – 0.4%
Cracker Barrel Old Country Store, Inc.	806	$128,847
Industrial Conglomerates – 0.8%
Carlisle Cos., Inc.(a)	1,395	140,225
General Electric Co.(a)	19,561	148,077
		288,302
Insurance – 4.8%
Arch Capital Group Ltd.*(a)	5,084	135,845
Axis Capital Holdings Ltd.(a)	2,635	136,071
Brown & Brown, Inc.(a)	5,022	138,406
Everest Re Group Ltd.	651	141,762
Fidelity National Financial, Inc.(a)	4,340	136,450
Markel Corp.*	124	128,718
Marsh & McLennan Cos., Inc.	1,643	131,029
Old Republic International Corp.	6,510	133,911
RenaissanceRe Holdings Ltd.	1,116	149,209
RLI Corp.	1,922	132,599
White Mountains Insurance Group Ltd.	155	132,942
WR Berkley Corp.	1,829	135,181
		1,632,123
Interactive Media & Services – 0.8%
Snap, Inc., Class A*	22,568	124,350
Twitter, Inc.*	4,650	133,641
		257,991
IT Services – 3.0%
Amdocs Ltd.(a)	2,232	130,751
CACI International, Inc., Class A*(a)	868	125,018
Cognizant Technology Solutions Corp., Class A(a)	2,046	129,880
Conduent, Inc.*(a)	11,470	121,926
First Data Corp., Class A*(a)	7,626	128,956
Fiserv, Inc.*(a)	1,860	136,691
MAXIMUS, Inc.	2,046	133,174
Worldpay, Inc., Class A*	1,705	130,313
		1,036,709
Leisure Products – 0.7%
Hasbro, Inc.(a)	1,581	128,457
Mattel, Inc.*	10,478	104,675
		233,132
Life Sciences Tools & Services – 0.4%
Bio-Techne Corp.	899	130,103
Machinery – 1.9%
Dover Corp.(a)	1,705	120,970
Hillenbrand, Inc.(a)	3,317	125,814
Ingersoll-Rand plc(a)	1,426	130,094
Middleby Corp. (The)*	1,209	124,200
Snap-on, Inc.	899	130,616
		631,694

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Media – 0.8%
New York Times Co. (The), Class A	5,394	$120,232
Omnicom Group, Inc.	1,891	138,497
		258,729
Metals & Mining – 1.0%
Newmont Mining Corp.	4,526	156,826
Royal Gold, Inc.	1,984	169,930
		326,756
Mortgage Real Estate Investment Trusts (REITs) – 3.1%
AGNC Investment Corp.(a)	8,215	144,091
Annaly Capital Management, Inc.	14,477	142,164
Blackstone Mortgage Trust, Inc., Class A(a)	4,154	132,347
Chimera Investment Corp.(a)	7,626	135,896
MFA Financial, Inc.	20,212	135,016
New Residential Investment Corp.	8,463	120,259
Starwood Property Trust, Inc.	6,510	128,312
Two Harbors Investment Corp.	10,168	130,557
		1,068,642
Multiline Retail – 1.3%
Dollar General Corp.(a)	1,333	144,071
Dollar Tree, Inc.*(a)	1,674	151,196
Target Corp.	2,046	135,220
		430,487
Multi-Utilities – 2.0%
Ameren Corp.(a)	2,139	139,527
MDU Resources Group, Inc.	5,549	132,288
NiSource, Inc.	5,518	139,881
NorthWestern Corp.	2,294	136,356
WEC Energy Group, Inc.	2,015	139,559
		687,611
Oil, Gas & Consumable Fuels – 3.1%
Anadarko Petroleum Corp.(a)	2,759	120,954
Cabot Oil & Gas Corp.(a)	5,797	129,563
Centennial Resource Development, Inc., Class A*(a)	9,486	104,536
Cimarex Energy Co.	1,767	108,935
HollyFrontier Corp.(a)	2,325	118,854
Occidental Petroleum Corp.	2,077	127,486
PBF Energy, Inc., Class A	3,782	123,558
Southwestern Energy Co.*	29,760	101,482
Targa Resources Corp.	3,286	118,362
		1,053,730
Personal Products – 0.8%
Coty, Inc., Class A(a)	17,515	114,898
Herbalife Nutrition Ltd.*(a)	2,542	149,851
		264,749

Investments	Number of Shares	Value
Professional Services – 0.7%
Nielsen Holdings plc	5,394	$125,842
Verisk Analytics, Inc.*	1,178	128,449
		254,291
Road & Rail – 1.1%
JB Hunt Transport Services, Inc.(a)	1,364	126,906
Kansas City Southern(a)	1,426	136,112
Knight-Swift Transportation Holdings, Inc.(a)	4,216	105,695
		368,713
Semiconductors & Semiconductor Equipment – 1.6%
Qorvo, Inc.*	2,232	135,550
Semtech Corp.*	2,759	126,555
Skyworks Solutions, Inc.	2,015	135,045
Xilinx, Inc.	1,581	134,654
		531,804
Software – 4.0%
CDK Global, Inc.(a)	2,914	139,522
Ellie Mae, Inc.*(a)	2,201	138,289
Fortinet, Inc.*(a)	1,984	139,733
LogMeIn, Inc.	1,581	128,962
New Relic, Inc.*	1,674	135,544
RealPage, Inc.*	2,821	135,944
Symantec Corp.	6,541	123,592
Tyler Technologies, Inc.*	744	138,250
Ultimate Software Group, Inc. (The)*	558	136,638
Zendesk, Inc.*	2,449	142,948
		1,359,422
Specialty Retail – 3.1%
American Eagle Outfitters, Inc.(a)	6,975	134,827
AutoZone, Inc.*(a)	186	155,931
Burlington Stores, Inc.*(a)	868	141,197
Gap, Inc. (The)(a)	5,332	137,352
L Brands, Inc.(a)	4,371	112,204
TJX Cos., Inc. (The)	2,976	133,146
Ulta Beauty, Inc.*	496	121,441
Urban Outfitters, Inc.*	3,844	127,621
		1,063,719
Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc.(a)	837	132,028
Textiles, Apparel & Luxury Goods – 2.3%
Carter's, Inc.(a)	1,550	126,511
Deckers Outdoor Corp.*(a)	1,085	138,826
NIKE, Inc., Class B	1,953	144,795
Skechers U.S.A., Inc., Class A*	5,394	123,469
Tapestry, Inc.	3,751	126,596
VF Corp.	1,798	128,269
		788,466

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Thrifts & Mortgage Finance – 0.8%
MGIC Investment Corp.*	12,400	$129,704
New York Community Bancorp, Inc.	13,702	128,936
		258,640
Trading Companies & Distributors – 0.4%
Watsco, Inc.	930	129,400
Transportation Infrastructure – 0.4%
Macquarie Infrastructure Corp.	3,503	128,070
Total Common Stocks (Cost $28,436,111)		26,370,609
Total Long Positions (Cost $28,436,111)		26,370,609
Short Positions – (74.0)%
Common Stocks – (74.0)%
Aerospace & Defense – (0.7)%
Arconic, Inc.	(6,789)	(114,463)
Curtiss-Wright Corp.	(1,333)	(136,126)
		(250,589)
Air Freight & Logistics – (0.7)%
FedEx Corp.	(651)	(105,026)
United Parcel Service, Inc., Class B	(1,271)	(123,960)
		(228,986)
Airlines – (0.3)%
American Airlines Group, Inc.	(3,658)	(117,458)
Auto Components – (1.5)%
Aptiv plc	(2,015)	(124,064)
BorgWarner, Inc.	(3,689)	(128,156)
Goodyear Tire & Rubber Co. (The)	(6,262)	(127,807)
Visteon Corp.*	(1,953)	(117,727)
		(497,754)
Automobiles – (0.3)%
Harley-Davidson, Inc.	(3,441)	(117,407)
Banks – (1.4)%
Citizens Financial Group, Inc.	(3,968)	(117,969)
Sterling Bancorp	(7,564)	(124,882)
SVB Financial Group*	(558)	(105,975)
Wintrust Financial Corp.	(1,860)	(123,671)
		(472,497)
Beverages – (0.7)%
Molson Coors Brewing Co., Class B	(2,232)	(125,349)
Monster Beverage Corp.*	(2,418)	(119,014)
		(244,363)
Biotechnology – (5.3)%
AbbVie, Inc.	(1,550)	(142,894)
Agios Pharmaceuticals, Inc.*	(2,232)	(102,918)
Alexion Pharmaceuticals, Inc.*	(1,178)	(114,690)
Alkermes plc*	(4,030)	(118,925)
Amgen, Inc.	(713)	(138,800)

Investments	Number of Shares	Value
Bluebird Bio, Inc.*	(1,178)	$(116,858)
Exact Sciences Corp.*	(1,860)	(117,366)
FibroGen, Inc.*	(3,379)	(156,380)
Incyte Corp.*	(2,263)	(143,904)
Ligand Pharmaceuticals, Inc.*	(899)	(121,994)
Loxo Oncology, Inc.*	(1,054)	(147,634)
Sage Therapeutics, Inc.*	(1,271)	(121,749)
Seattle Genetics, Inc.*	(2,325)	(131,735)
Ultragenyx Pharmaceutical, Inc.*	(2,759)	(119,961)
		(1,795,808)
Building Products – (0.8)%
AO Smith Corp.	(3,069)	(131,047)
Johnson Controls International plc	(4,185)	(124,085)
		(255,132)
Capital Markets – (6.0)%
Affiliated Managers Group, Inc.	(1,302)	(126,867)
Ameriprise Financial, Inc.	(1,116)	(116,477)
BlackRock, Inc.	(341)	(133,952)
Charles Schwab Corp. (The)	(3,255)	(135,180)
E*TRADE Financial Corp.	(2,790)	(122,425)
Eaton Vance Corp.	(3,596)	(126,507)
Evercore, Inc., Class A	(1,767)	(126,446)
Goldman Sachs Group, Inc. (The)	(775)	(129,464)
Invesco Ltd.	(7,161)	(119,875)
Janus Henderson Group plc	(6,262)	(129,749)
Lazard Ltd., Class A	(3,627)	(133,873)
Morgan Stanley	(3,286)	(130,290)
Raymond James Financial, Inc.	(1,829)	(136,096)
State Street Corp.	(1,984)	(125,131)
Stifel Financial Corp.	(3,007)	(124,550)
T. Rowe Price Group, Inc.	(1,457)	(134,510)
		(2,051,392)
Chemicals – (1.9)%
Cabot Corp.	(2,976)	(127,789)
Huntsman Corp.	(7,223)	(139,332)
Mosaic Co. (The)	(4,030)	(117,716)
Olin Corp.	(6,820)	(137,150)
Trinseo SA	(2,883)	(131,984)
		(653,971)
Construction & Engineering – (0.7)%
Fluor Corp.	(3,534)	(113,795)
MasTec, Inc.*	(3,224)	(130,765)
		(244,560)
Consumer Finance – (1.1)%
Capital One Financial Corp.	(1,643)	(124,195)
Discover Financial Services	(2,046)	(120,673)
Synchrony Financial	(5,611)	(131,634)
		(376,502)
Containers & Packaging – (0.3)%
Westrock Co.	(3,100)	(117,056)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Distributors – (0.4)%
LKQ Corp.*	(5,208)	$(123,586)
Diversified Consumer Services – (0.4)%
H&R Block, Inc.	(5,332)	(135,273)
Diversified Financial Services – (0.7)%
Jefferies Financial Group, Inc.	(6,665)	(115,705)
Voya Financial, Inc.	(3,224)	(129,411)
		(245,116)
Diversified Telecommunication Services – (0.4)%
CenturyLink, Inc.	(7,781)	(117,882)
Electric Utilities – (0.8)%
Eversource Energy	(2,139)	(139,121)
PG&E Corp.*	(5,518)	(131,052)
		(270,173)
Electrical Equipment – (0.4)%
Acuity Brands, Inc.	(1,116)	(128,284)
Electronic Equipment, Instruments & Components – (2.5)%
Arrow Electronics, Inc.*	(1,891)	(130,385)
Belden, Inc.	(2,635)	(110,064)
Cognex Corp.	(3,348)	(129,467)
Coherent, Inc.*	(1,054)	(111,418)
Trimble, Inc.*	(3,844)	(126,506)
Vishay Intertechnology, Inc.	(7,037)	(126,736)
Zebra Technologies Corp., Class A*	(806)	(128,340)
		(862,916)
Energy Equipment & Services – (0.6)%
Ensco plc, Class A	(23,334)	(83,069)
Patterson-UTI Energy, Inc.	(10,478)	(108,447)
		(191,516)
Entertainment – (0.4)%
Netflix, Inc.*	(496)	(132,759)
Equity Real Estate Investment Trusts (REITs) – (5.6)%
Brixmor Property Group, Inc.	(8,866)	(130,242)
Colony Capital, Inc.	(23,901)	(111,857)
CoreSite Realty Corp.	(1,488)	(129,798)
CyrusOne, Inc.	(2,604)	(137,699)
Hospitality Properties Trust	(5,425)	(129,549)
Host Hotels & Resorts, Inc.	(7,657)	(127,642)
Outfront Media, Inc.	(7,006)	(126,949)
Park Hotels & Resorts, Inc.	(4,743)	(123,223)
RLJ Lodging Trust	(7,192)	(117,949)
Ryman Hospitality Properties, Inc.	(1,984)	(132,313)
Sabra Health Care REIT, Inc.	(7,533)	(124,144)
SBA Communications Corp.*	(868)	(140,521)
Sunstone Hotel Investors, Inc.	(9,517)	(123,816)
Uniti Group, Inc.	(7,316)	(113,910)
Weyerhaeuser Co.	(5,518)	(120,623)
		(1,890,235)

Investments	Number of Shares	Value
Food & Staples Retailing – (1.2)%
Performance Food Group Co.*	(4,216)	$(136,050)
US Foods Holding Corp.*	(4,402)	(139,279)
Walgreens Boots Alliance, Inc.	(1,736)	(118,621)
		(393,950)
Food Products – (1.2)%
Darling Ingredients, Inc.*	(6,727)	(129,428)
General Mills, Inc.	(3,441)	(133,993)
Post Holdings, Inc.*	(1,519)	(135,388)
		(398,809)
Gas Utilities – (1.2)%
National Fuel Gas Co.	(2,697)	(138,032)
New Jersey Resources Corp.	(3,007)	(137,330)
Southwest Gas Holdings, Inc.	(1,860)	(142,290)
		(417,652)
Health Care Equipment & Supplies – (0.8)%
ABIOMED, Inc.*	(434)	(141,067)
Align Technology, Inc.*	(620)	(129,847)
		(270,914)
Health Care Providers & Services – (0.7)%
AmerisourceBergen Corp.	(1,643)	(122,239)
Cardinal Health, Inc.	(2,666)	(118,904)
		(241,143)
Hotels, Restaurants & Leisure – (2.6)%
Caesars Entertainment Corp.*	(17,112)	(116,190)
Chipotle Mexican Grill, Inc.*	(310)	(133,855)
Las Vegas Sands Corp.	(2,666)	(138,765)
MGM Resorts International	(5,363)	(130,106)
Norwegian Cruise Line Holdings Ltd.*	(2,852)	(120,896)
Royal Caribbean Cruises Ltd.	(1,302)	(127,323)
Wyndham Destinations, Inc.	(3,503)	(125,548)
		(892,683)
Household Durables – (1.1)%
Leggett & Platt, Inc.	(3,720)	(133,325)
Mohawk Industries, Inc.*	(1,147)	(134,153)
Whirlpool Corp.	(1,147)	(122,580)
		(390,058)
Household Products – (0.4)%
Kimberly-Clark Corp.	(1,271)	(144,818)
Independent Power and Renewable Electricity Producers – (1.3)%
AES Corp.	(9,424)	(136,271)
NRG Energy, Inc.	(3,751)	(148,540)
Vistra Energy Corp.*	(6,169)	(141,208)
		(426,019)
Industrial Conglomerates – (0.4)%
3M Co.	(713)	(135,855)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Insurance – (2.2)%
Brighthouse Financial, Inc.*	(3,627)	$(110,551)
Lincoln National Corp.	(2,325)	(119,296)
MetLife, Inc.	(3,255)	(133,650)
Principal Financial Group, Inc.	(2,945)	(130,081)
Prudential Financial, Inc.	(1,550)	(126,403)
Unum Group	(4,030)	(118,401)
		(738,382)
Interactive Media & Services – (0.7)%
Alphabet, Inc., Class C*	(124)	(128,416)
TripAdvisor, Inc.*	(2,294)	(123,738)
		(252,154)
Internet & Direct Marketing Retail – (1.2)%
Amazon.com, Inc.*	(93)	(139,683)
Expedia Group, Inc.	(1,209)	(136,194)
Wayfair, Inc., Class A*	(1,364)	(122,869)
		(398,746)
IT Services – (1.9)%
EPAM Systems, Inc.*	(1,116)	(129,467)
Gartner, Inc.*	(961)	(122,854)
Sabre Corp.	(5,642)	(122,093)
Square, Inc., Class A*	(2,077)	(116,499)
Twilio, Inc., Class A*	(1,550)	(138,415)
		(629,328)
Leisure Products – (0.3)%
Polaris Industries, Inc.	(1,519)	(116,477)
Life Sciences Tools & Services – (0.7)%
Illumina, Inc.*	(434)	(130,169)
Mettler-Toledo International, Inc.*	(217)	(122,731)
		(252,900)
Machinery – (4.1)%
Caterpillar, Inc.	(1,085)	(137,871)
Colfax Corp.*	(5,890)	(123,101)
Deere & Co.	(930)	(138,728)
Flowserve Corp.	(3,007)	(114,326)
ITT, Inc.	(2,635)	(127,191)
Kennametal, Inc.	(3,503)	(116,580)
Lincoln Electric Holdings, Inc.	(1,705)	(134,439)
PACCAR, Inc.	(2,356)	(134,622)
Parker-Hannifin Corp.	(837)	(124,830)
Terex Corp.	(4,433)	(122,218)
Timken Co. (The)	(3,627)	(135,360)
		(1,409,266)
Media – (1.4)%
Charter Communications, Inc., Class A*	(434)	(123,677)
Discovery, Inc., Class C*	(5,208)	(120,201)
DISH Network Corp., Class A*	(4,433)	(110,692)
Liberty Broadband Corp., Class C*	(1,705)	(122,811)
		(477,381)

Investments	Number of Shares	Value
Metals & Mining – (1.8)%
Allegheny Technologies, Inc.*	(5,580)	$(121,477)
Carpenter Technology Corp.	(3,379)	(120,326)
Commercial Metals Co.	(7,533)	(120,679)
Nucor Corp.	(2,418)	(125,276)
United States Steel Corp.	(6,293)	(114,784)
		(602,542)
Oil, Gas & Consumable Fuels – (2.7)%
Apache Corp.	(4,154)	(109,042)
Chesapeake Energy Corp.*	(47,767)	(100,311)
EQT Corp.	(7,750)	(146,397)
Hess Corp.	(2,666)	(107,973)
Parsley Energy, Inc., Class A*	(7,254)	(115,919)
PDC Energy, Inc.*	(4,309)	(128,236)
QEP Resources, Inc.*	(18,228)	(102,624)
WPX Energy, Inc.*	(10,416)	(118,222)
		(928,724)
Personal Products – (0.4)%
Edgewell Personal Care Co.*	(3,472)	(129,679)
Pharmaceuticals – (1.0)%
Catalent, Inc.*	(3,689)	(115,023)
Mallinckrodt plc*	(6,200)	(97,960)
Mylan NV*	(4,340)	(118,916)
		(331,899)
Professional Services – (0.7)%
Equifax, Inc.	(1,426)	(132,803)
ManpowerGroup, Inc.	(1,798)	(116,511)
		(249,314)
Real Estate Management & Development – (0.8)%
CBRE Group, Inc., Class A*	(3,317)	(132,812)
Jones Lang LaSalle, Inc.	(1,023)	(129,512)
		(262,324)
Road & Rail – (0.4)%
CSX Corp.	(2,015)	(125,192)
Semiconductors & Semiconductor Equipment – (3.4)%
Advanced Micro Devices, Inc.*	(6,882)	(127,042)
Applied Materials, Inc.	(3,937)	(128,897)
Cypress Semiconductor Corp.	(10,571)	(134,463)
Entegris, Inc.	(4,991)	(139,224)
KLA-Tencor Corp.	(1,488)	(133,161)
Lam Research Corp.	(930)	(126,638)
Micron Technology, Inc.*	(3,813)	(120,986)
NVIDIA Corp.	(899)	(120,017)
ON Semiconductor Corp.*	(7,657)	(126,417)
		(1,156,845)
Software – (1.9)%
Autodesk, Inc.*	(1,023)	(131,568)
Manhattan Associates, Inc.*	(2,945)	(124,780)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Nutanix, Inc., Class A*	(3,224)	$(134,086)
Oracle Corp.	(2,976)	(134,366)
VMware, Inc., Class A	(868)	(119,029)
		(643,829)
Specialty Retail – (0.4)%
Foot Locker, Inc.	(2,573)	(136,884)
Technology Hardware, Storage & Peripherals – (1.8)%
HP, Inc.	(6,293)	(128,755)
NCR Corp.*	(5,270)	(121,632)
Pure Storage, Inc., Class A*	(7,719)	(124,121)
Seagate Technology plc	(3,410)	(131,592)
Western Digital Corp.	(3,317)	(122,629)
		(628,729)
Textiles, Apparel & Luxury Goods – (0.3)%
Under Armour, Inc., Class A*	(6,107)	(107,911)
Trading Companies & Distributors – (0.7)%
Air Lease Corp.	(3,751)	(113,318)
United Rentals, Inc.*	(1,240)	(127,137)
		(240,455)

Investments	Number of Shares	Value
Water Utilities – (0.4)%
Aqua America, Inc.	(4,247)	$(145,205)
Total Common Stocks (Proceeds $(28,683,781))		(25,197,282)
Total Short Positions (Proceeds $(28,683,781))		(25,197,282)
Total Investments — 3.4% (Cost $(247,670))		1,173,327
Other Assets Less Liabilities — 96.6%		32,903,615
Net Assets — 100.0%		$34,076,942
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $9,317,185.

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,943,111
Aggregate gross unrealized depreciation	(2,521,403)
Net unrealized appreciation	$1,421,708
Federal income tax cost of investments (including derivative contracts, if any)	$(18,369)

OTC Total return swap contracts outstanding as of December 31, 2018

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged		Net Amount(5)
3,625,243 USD	10/3/2019	Morgan Stanley	2.85%	Dow Jones U.S. Low Beta Total Return Index(6)	$(175,528)	175,528	(7)	$—
(3,812,827) USD	10/3/2019	Morgan Stanley	(2.10)%	Dow Jones U.S. High Beta Total Return Index(8)	405,540	—		405,540
					$230,012			$405,540
(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of December 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/ resources/regulatory-material/index.jsp
(4)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(5)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(6)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2018 (Unaudited)

(7)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.
(8)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations
USD	US Dollar

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 98.2%
Common Stocks – 85.4%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	129	$33,777
Automobiles – 1.9%
General Motors Co.(a)	1,017	34,018
Harley-Davidson, Inc.	990	33,779
		67,797
Banks – 2.0%
FNB Corp.	3,477	34,214
PacWest Bancorp	1,032	34,345
		68,559
Beverages – 1.0%
Coca-Cola Co. (The)	714	33,808
Biotechnology – 1.0%
AbbVie, Inc.(a)	366	33,741
Capital Markets – 1.9%
Ares Capital Corp.(a)	2,157	33,606
Virtu Financial, Inc., Class A	1,317	33,926
		67,532
Containers & Packaging – 2.0%
International Paper Co.	846	34,145
Westrock Co.	903	34,097
		68,242
Diversified Consumer Services – 1.0%
H&R Block, Inc.	1,332	33,793
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	1,194	34,077
CenturyLink, Inc.(a)	2,223	33,678
Verizon Communications, Inc.	606	34,069
		101,824
Electric Utilities – 9.8%
American Electric Power Co., Inc.(a)	453	33,857
Duke Energy Corp.(a)	393	33,916
Entergy Corp.(a)	396	34,084
Evergy, Inc.	600	34,062
FirstEnergy Corp.(a)	906	34,020
Hawaiian Electric Industries, Inc.(a)	933	34,167
OGE Energy Corp.	864	33,860
Pinnacle West Capital Corp.	399	33,995
PPL Corp.	1,197	33,911
Southern Co. (The)	774	33,994
		339,866
Energy Equipment & Services – 1.0%
Helmerich & Payne, Inc.(a)	711	34,085

Investments	Number of Shares	Value
Equity Real Estate Investment Trusts (REITs) – 11.8%
Apple Hospitality REIT, Inc.(a)	2,394	$34,138
Brixmor Property Group, Inc.(a)	2,325	34,154
Hospitality Properties Trust	1,434	34,244
Iron Mountain, Inc.	1,050	34,030
Kimco Realty Corp.	2,322	34,017
Omega Healthcare Investors, Inc.	966	33,955
RLJ Lodging Trust	2,067	33,899
Sabra Health Care REIT, Inc.	2,097	34,559
Senior Housing Properties Trust	2,943	34,492
Uniti Group, Inc.	2,187	34,052
VEREIT, Inc.	4,749	33,955
Weyerhaeuser Co.	1,566	34,233
		409,728
Food Products – 3.9%
Campbell Soup Co.(a)	1,029	33,947
Flowers Foods, Inc.(a)	1,839	33,966
General Mills, Inc.(a)	873	33,995
Kellogg Co.	594	33,864
		135,772
Health Care Providers & Services – 1.0%
Cardinal Health, Inc.	762	33,985
Hotels, Restaurants & Leisure – 1.0%
Las Vegas Sands Corp.	654	34,041
Household Durables – 2.9%
Leggett & Platt, Inc.	948	33,976
Newell Brands, Inc.	1,842	34,243
Whirlpool Corp.	318	33,985
		102,204
Household Products – 1.0%
Kimberly-Clark Corp.	297	33,840
Independent Power and Renewable Electricity Producers – 1.9%
AES Corp.(a)	2,340	33,836
Clearway Energy, Inc.	1,959	33,793
		67,629
Insurance – 2.0%
Old Republic International Corp.	1,650	33,941
Principal Financial Group, Inc.	771	34,055
		67,996
IT Services – 1.9%
International Business Machines Corp.	297	33,760
Western Union Co. (The)	1,989	33,932
		67,692
Media – 1.0%
Interpublic Group of Cos., Inc. (The)	1,647	33,978

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Mortgage Real Estate Investment Trusts (REITs) – 3.9%
Blackstone Mortgage Trust, Inc., Class A(a)	1,062	$33,835
MFA Financial, Inc.	5,046	33,707
New Residential Investment Corp.	2,376	33,763
Starwood Property Trust, Inc.	1,716	33,823
		135,128
Multiline Retail – 2.9%
Kohl's Corp.	510	33,833
Macy's, Inc.	1,134	33,771
Target Corp.	513	33,904
		101,508
Multi-Utilities – 4.9%
Avista Corp.	801	34,026
CenterPoint Energy, Inc.(a)	1,200	33,876
Consolidated Edison, Inc.(a)	444	33,948
NorthWestern Corp.	570	33,881
Public Service Enterprise Group, Inc.	651	33,885
		169,616
Oil, Gas & Consumable Fuels – 10.8%
Chevron Corp.(a)	309	33,616
CVR Energy, Inc.	984	33,928
Exxon Mobil Corp.	495	33,754
Kinder Morgan, Inc.	2,202	33,867
Occidental Petroleum Corp.	552	33,882
ONEOK, Inc.	630	33,989
Phillips 66	393	33,857
Tallgrass Energy LP	1,401	34,100
Targa Resources Corp.	942	33,931
Valero Energy Corp.	453	33,961
Viper Energy Partners LP	1,299	33,826
		372,711
Semiconductors & Semiconductor Equipment – 1.0%
Cypress Semiconductor Corp.	2,676	34,039
Specialty Retail – 2.0%
Gap, Inc. (The)(a)	1,320	34,003
Penske Automotive Group, Inc.	843	33,990
		67,993
Textiles, Apparel & Luxury Goods – 2.0%
Hanesbrands, Inc.	2,709	33,944
Tapestry, Inc.	1,008	34,020
		67,964
Thrifts & Mortgage Finance – 1.0%
New York Community Bancorp, Inc.	3,639	34,243
Tobacco – 2.0%
Altria Group, Inc.	690	34,079
Philip Morris International, Inc.	510	34,048
		68,127

Investments	Number of Shares	Value
Trading Companies & Distributors – 1.0%
Watsco, Inc.	246	$34,228
Total Common Stocks (Cost $3,095,134)		2,955,446
Master Limited Partnerships – 12.8%
Capital Markets – 2.0%
Apollo Global Management LLC Class A(a)	1,404	34,454
Blackstone Group LP (The)	1,140	33,983
		68,437
Gas Utilities – 1.0%
AmeriGas Partners LP	1,338	33,852
Industrial Conglomerates – 1.0%
Icahn Enterprises LP	591	33,734
Oil, Gas & Consumable Fuels – 8.8%
DCP Midstream LP(a)	1,266	33,536
Energy Transfer Equity LP(a)	2,568	33,923
EnLink Midstream Partners LP(a)	3,081	33,922
Enterprise Products Partners LP(a)	1,377	33,861
EQM Midstream Partners LP	807	34,903
Magellan Midstream Partners LP	594	33,894
Phillips 66 Partners LP	801	33,730
Shell Midstream Partners LP	2,061	33,821
Western Gas Partners LP	801	33,826
		305,416
Total Master Limited Partnerships (Cost $496,744)		441,439
Total Long Positions (Cost $3,591,878)		3,396,885
Short Positions – (49.2)%
Common Stocks – (48.3)%
Aerospace & Defense – (0.2)%
TransDigm Group, Inc.*	(24)	(8,161)
Air Freight & Logistics – (0.3)%
XPO Logistics, Inc.*	(150)	(8,556)
Airlines – (0.2)%
United Continental Holdings, Inc.*	(102)	(8,540)
Automobiles – (0.3)%
Tesla, Inc.*	(27)	(8,986)
Banks – (2.2)%
Canadian Imperial Bank of Commerce	— (b)	(15)
Commerce Bancshares, Inc.	(150)	(8,456)
First Citizens BancShares, Inc., Class A	(21)	(7,918)
First Financial Bankshares, Inc.	(147)	(8,480)
First Republic Bank	(99)	(8,603)
Pinnacle Financial Partners, Inc.	(186)	(8,575)
Signature Bank	(84)	(8,636)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
SVB Financial Group*	(45)	$(8,546)
Western Alliance Bancorp*	(216)	(8,530)
Wintrust Financial Corp.	(129)	(8,577)
		(76,336)
Beverages – (0.5)%
Constellation Brands, Inc., Class A	(54)	(8,684)
Monster Beverage Corp.*	(171)	(8,417)
		(17,101)
Capital Markets – (3.7)%
Affiliated Managers Group, Inc.	(87)	(8,477)
Cboe Global Markets, Inc.	(87)	(8,511)
Charles Schwab Corp. (The)	(204)	(8,472)
E*TRADE Financial Corp.	(195)	(8,557)
FactSet Research Systems, Inc.	(42)	(8,405)
Interactive Brokers Group, Inc., Class A	(159)	(8,689)
Intercontinental Exchange, Inc.	(114)	(8,588)
MarketAxess Holdings, Inc.	(39)	(8,241)
Moody's Corp.	(60)	(8,402)
Morningstar, Inc.	(78)	(8,568)
MSCI, Inc.	(57)	(8,403)
Raymond James Financial, Inc.	(114)	(8,483)
S&P Global, Inc.	(51)	(8,667)
SEI Investments Co.	(183)	(8,455)
Stifel Financial Corp.	(207)	(8,574)
		(127,492)
Chemicals – (0.2)%
Ingevity Corp.*	(102)	(8,536)
Commercial Services & Supplies – (0.2)%
Copart, Inc.*	(177)	(8,457)
Consumer Finance – (1.5)%
American Express Co.	(90)	(8,579)
Credit Acceptance Corp.*	(21)	(8,017)
FirstCash, Inc.	(117)	(8,465)
Green Dot Corp., Class A*	(105)	(8,349)
OneMain Holdings, Inc.*	(351)	(8,526)
SLM Corp.*	(1,020)	(8,476)
		(50,412)
Containers & Packaging – (0.5)%
Berry Global Group, Inc.*	(180)	(8,556)
Crown Holdings, Inc.*	(204)	(8,480)
		(17,036)
Distributors – (0.3)%
LKQ Corp.*	(360)	(8,543)
Diversified Consumer Services – (0.7)%
Bright Horizons Family Solutions, Inc.*	(75)	(8,359)
Grand Canyon Education, Inc.*	(87)	(8,364)
ServiceMaster Global Holdings, Inc.*	(231)	(8,487)
		(25,210)

Investments	Number of Shares	Value
Diversified Financial Services – (0.7)%
AXA Equitable Holdings, Inc.	(513)	$(8,531)
Berkshire Hathaway, Inc., Class B*	(42)	(8,576)
Voya Financial, Inc.	(213)	(8,550)
		(25,657)
Electric Utilities – (3.0)%
ALLETE, Inc.	(123)	(9,375)
Alliant Energy Corp.	(219)	(9,253)
Edison International	(165)	(9,367)
Eversource Energy	(141)	(9,171)
Exelon Corp.	(204)	(9,200)
IDACORP, Inc.	(99)	(9,213)
NextEra Energy, Inc.	(54)	(9,386)
PG&E Corp.*	(396)	(9,405)
PNM Resources, Inc.	(225)	(9,245)
Portland General Electric Co.	(201)	(9,216)
Xcel Energy, Inc.	(189)	(9,312)
		(102,143)
Energy Equipment & Services – (0.9)%
Baker Hughes a GE Co.	(474)	(10,191)
Halliburton Co.	(384)	(10,207)
National Oilwell Varco, Inc.	(399)	(10,254)
		(30,652)
Entertainment – (0.7)%
Electronic Arts, Inc.*	(108)	(8,522)
Liberty Media Corp-Liberty Formula One, Class C*	(279)	(8,565)
Netflix, Inc.*	(30)	(8,030)
		(25,117)
Equity Real Estate Investment Trusts (REITs) – (0.5)%
American Homes 4 Rent, Class A	(429)	(8,516)
SBA Communications Corp.*	(51)	(8,256)
		(16,772)
Food & Staples Retailing – (1.5)%
Casey's General Stores, Inc.	(66)	(8,457)
Costco Wholesale Corp.	(42)	(8,556)
Kroger Co. (The)	(309)	(8,497)
Performance Food Group Co.*	(264)	(8,519)
US Foods Holding Corp.*	(267)	(8,448)
Walgreens Boots Alliance, Inc.	(123)	(8,405)
		(50,882)
Food Products – (1.5)%
Darling Ingredients, Inc.*	(444)	(8,543)
Hormel Foods Corp.	(198)	(8,451)
Lamb Weston Holdings, Inc.	(114)	(8,386)
Lancaster Colony Corp.	(48)	(8,489)
McCormick & Co., Inc. (Non-Voting)	(60)	(8,354)
Post Holdings, Inc.*	(96)	(8,556)
		(50,779)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Gas Utilities – (1.9)%
Atmos Energy Corp.	(99)	$(9,179)
National Fuel Gas Co.	(180)	(9,212)
New Jersey Resources Corp.	(204)	(9,317)
ONE Gas, Inc.	(117)	(9,313)
Southwest Gas Holdings, Inc.	(123)	(9,410)
Spire, Inc.	(126)	(9,334)
UGI Corp.	(174)	(9,283)
		(65,048)
Health Care Equipment & Supplies – (0.7)%
Boston Scientific Corp.*	(240)	(8,482)
Edwards Lifesciences Corp.*	(54)	(8,271)
Intuitive Surgical, Inc.*	(18)	(8,620)
		(25,373)
Health Care Providers & Services – 0.0%(c)
Cigna Corp.	(1)	(121)
Hotels, Restaurants & Leisure – (0.8)%
Caesars Entertainment Corp.*	(1,263)	(8,576)
Chipotle Mexican Grill, Inc.*	(21)	(9,068)
Planet Fitness, Inc., Class A*	(159)	(8,525)
		(26,169)
Household Durables – (0.7)%
Mohawk Industries, Inc.*	(72)	(8,421)
NVR, Inc.*	(3)	(7,311)
Roku, Inc.*	(276)	(8,457)
		(24,189)
Household Products – (0.2)%
Church & Dwight Co., Inc.	(129)	(8,483)
Independent Power and Renewable Electricity Producers – (0.8)%
NextEra Energy Partners LP	(219)	(9,428)
NRG Energy, Inc.	(234)	(9,266)
Vistra Energy Corp.*	(405)	(9,271)
		(27,965)
Insurance – (2.0)%
Brighthouse Financial, Inc.*	(276)	(8,412)
Brown & Brown, Inc.	(309)	(8,516)
Kemper Corp.	(129)	(8,563)
Loews Corp.	(186)	(8,467)
Markel Corp.*	(9)	(9,342)
Primerica, Inc.	(87)	(8,501)
Selective Insurance Group, Inc.	(141)	(8,593)
Torchmark Corp.	(114)	(8,496)
		(68,890)
Interactive Media & Services – (0.8)%
Alphabet, Inc., Class A*	(9)	(9,405)
Facebook, Inc., Class A*	(66)	(8,652)

Investments	Number of Shares	Value
Twitter, Inc.*	(294)	$(8,449)
		(26,506)
Internet & Direct Marketing Retail – (1.5)%
Amazon.com, Inc.*	(6)	(9,012)
Booking Holdings, Inc.*	(6)	(10,335)
eBay, Inc.*	(300)	(8,421)
Etsy, Inc.*	(177)	(8,420)
GrubHub, Inc.*	(111)	(8,526)
Wayfair, Inc., Class A*	(93)	(8,377)
		(53,091)
IT Services – (0.3)%
PayPal Holdings, Inc.*	(102)	(8,577)
Leisure Products – (0.3)%
Mattel, Inc.*	(858)	(8,571)
Life Sciences Tools & Services – (0.2)%
Illumina, Inc.*	(27)	(8,098)
Media – (0.5)%
Charter Communications, Inc., Class A*	(30)	(8,549)
Liberty Broadband Corp., Class C*	(117)	(8,428)
		(16,977)
Metals & Mining – (0.2)%
Alcoa Corp.*	(321)	(8,532)
Multiline Retail – (0.5)%
Dollar Tree, Inc.*	(93)	(8,400)
Ollie's Bargain Outlet Holdings, Inc.*	(129)	(8,580)
		(16,980)
Multi-Utilities – (2.7)%
Ameren Corp.	(141)	(9,198)
Black Hills Corp.	(147)	(9,229)
CMS Energy Corp.	(186)	(9,235)
Dominion Energy, Inc.	(129)	(9,218)
DTE Energy Co.	(84)	(9,265)
MDU Resources Group, Inc.	(390)	(9,298)
NiSource, Inc.	(363)	(9,202)
Sempra Energy	(84)	(9,088)
Vectren Corp.	(129)	(9,285)
WEC Energy Group, Inc.	(132)	(9,142)
		(92,160)
Oil, Gas & Consumable Fuels – (8.7)%
Anadarko Petroleum Corp.	(231)	(10,127)
Antero Resources Corp.*	(1,083)	(10,169)
Apache Corp.	(387)	(10,159)
Cabot Oil & Gas Corp.	(450)	(10,057)
Centennial Resource Development, Inc., Class A*	(927)	(10,215)
Cheniere Energy, Inc.*	(171)	(10,121)
Cimarex Energy Co.	(165)	(10,172)
Concho Resources, Inc.*	(99)	(10,176)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
ConocoPhillips	(162)	$(10,101)
Delek US Holdings, Inc.	(312)	(10,143)
Devon Energy Corp.	(450)	(10,143)
Diamondback Energy, Inc.	(111)	(10,290)
EOG Resources, Inc.	(117)	(10,204)
EQT Corp.	(537)	(10,144)
Hess Corp.	(249)	(10,084)
HollyFrontier Corp.	(198)	(10,122)
Marathon Oil Corp.	(708)	(10,153)
Marathon Petroleum Corp.	(171)	(10,091)
Murphy Oil Corp.	(435)	(10,175)
Newfield Exploration Co.*	(693)	(10,159)
Noble Energy, Inc.	(543)	(10,187)
Parsley Energy, Inc., Class A*	(636)	(10,163)
PBF Energy, Inc., Class A	(309)	(10,095)
Peabody Energy Corp.	(333)	(10,150)
Pioneer Natural Resources Co.	(78)	(10,259)
Plains GP Holdings LP, Class A*	(501)	(10,070)
Range Resources Corp.	(1,059)	(10,135)
Texas Pacific Land Trust	(15)	(8,124)
Williams Cos., Inc. (The)	(462)	(10,187)
WPX Energy, Inc.*	(894)	(10,147)
		(302,522)
Personal Products – (0.3)%
Estee Lauder Cos., Inc. (The), Class A	(66)	(8,587)
Professional Services – (0.5)%
CoStar Group, Inc.*	(24)	(8,096)
Verisk Analytics, Inc.*	(78)	(8,505)
		(16,601)
Real Estate Management & Development – (0.7)%
CBRE Group, Inc., Class A*	(213)	(8,528)
Howard Hughes Corp. (The)*	(87)	(8,493)
Jones Lang LaSalle, Inc.	(66)	(8,356)
		(25,377)
Semiconductors & Semiconductor Equipment – (0.2)%
Micron Technology, Inc.*	(267)	(8,472)
Software – (1.0)%
Adobe Systems, Inc.*	(36)	(8,145)
salesforce.com, Inc.*	(63)	(8,629)
VMware, Inc., Class A	(63)	(8,639)
Workday, Inc., Class A*	(54)	(8,623)
		(34,036)
Specialty Retail – (1.6)%
AutoZone, Inc.*	(9)	(7,545)
Burlington Stores, Inc.*	(51)	(8,296)
CarMax, Inc.*	(135)	(8,469)
Carvana Co.*	(147)	(4,808)
Five Below, Inc.*	(84)	(8,595)

Investments	Number of Shares	Value
O'Reilly Automotive, Inc.*	(24)	$(8,264)
Ulta Beauty, Inc.*	(36)	(8,814)
		(54,791)
Technology Hardware, Storage & Peripherals – (0.2)%
Dell Technologies, Inc., Class C*	(163)	(7,946)
Textiles, Apparel & Luxury Goods – (0.2)%
Under Armour, Inc., Class A*	(477)	(8,429)
Thrifts & Mortgage Finance – (0.7)%
LendingTree, Inc.*	(39)	(8,563)
MGIC Investment Corp.*	(816)	(8,536)
Radian Group, Inc.	(525)	(8,589)
		(25,688)
Water Utilities – (0.5)%
American Water Works Co., Inc.	(102)	(9,259)
Aqua America, Inc.	(270)	(9,231)
		(18,490)
Total Common Stocks (Proceeds $(1,764,504))		(1,672,037)
Master Limited Partnerships – (0.9)%
Oil, Gas & Consumable Fuels – (0.9)%
Antero Midstream Partners LP	(477)	(10,203)
Buckeye Partners LP	(351)	(10,176)
Plains All American Pipeline LP	(498)	(9,980)
Total Master Limited Partnerships (Proceeds $(30,331))		(30,359)
Total Short Positions (Proceeds $(1,794,835))		(1,702,396)
Total Investments — 49.0% (Cost $1,797,043)		1,694,489
Other Assets Less Liabilities — 51.0%		1,766,772
Net Assets — 100.0%		$3,461,261
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $561,325.
(b)	Amount represents less than one share.
(c)	Represents less than 0.05% of net assets.

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,242
Aggregate gross unrealized depreciation	(287,271)
Net unrealized depreciation	$(115,029)
Federal income tax cost of investments (including derivative contracts, if any)	$1,809,518

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2018 (Unaudited)

	AGFiQ U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Size Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund
ASSETS
Investments in securities, at value(1)	$5,829,785	$880,747	$1,497,171	$26,370,609	$3,396,885
Cash	622,376	82,867	145,214	5,568,589	156,663
Segregated cash balance with custodian for swap agreements (Note 2)	280,000	—	10,000	770,000	—
Segregated cash balance with broker for securities sold short (Note 2)	4,386,380	1,086,107	1,811,964	28,347,773	1,689,485
Unrealized appreciation on swap agreements	73,031	—	734	405,540	—
Receivables:
Securities sold	1,869,862	—	—	1,688,030	1,751,503
Dividends and interest	12,188	4,466	6,161	92,410	12,948
Due from Authorized Participant	—	—	—	262,102	—
Receivable for capital shares issued	—	—	—	1,012	—
Investment adviser (Note 4)	28,115	29,324	28,588	19,460	23,748
Prepaid expenses	1,691	1,691	1,691	1,692	1,691
Total Assets	13,103,428	2,085,202	3,501,523	63,527,217	7,032,923
LIABILITIES
Securities sold short, at value(2)	5,654,881	926,700	1,564,142	25,197,282	1,702,396
Unrealized depreciation on swap agreements	11,581	16,313	21,238	175,528	—
Payables:
Securities purchased	—	—	—	1,612,466	1,778,466
Capital shares redeemed	—	—	—	2,200,781	—
Income distributions	—	8,604	—	128,640	47,000
Trustees fees	2,786	2,786	2,786	2,786	2,786
Dividends on securities sold short	7,601	947	3,124	78,899	1,548
Accrued expenses and other liabilities	40,458	36,571	36,918	53,893	39,466
Total Liabilities	5,717,307	991,921	1,628,208	29,450,275	3,571,662
Net Assets	$7,386,121	$1,093,281	$1,873,315	$34,076,942	$3,461,261
NET ASSETS CONSIST OF:
Paid-in capital	$8,069,900	$2,762,440	$3,639,084	$49,203,047	$4,290,500
Distributable earnings (loss) (Note 2)	(683,779)	(1,669,159)	(1,765,769)	(15,126,105)	(829,239)
Net Assets	$7,386,121	$1,093,281	$1,873,315	$34,076,942	$3,461,261
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	300,000	50,000	100,000	1,550,000	150,000
Net Asset Value	$24.62	$21.87	$18.73	$21.99	$23.08
(1) Investments in securities, at cost	$6,106,121	$1,053,134	$1,690,592	$28,436,111	$3,591,878
(2) Securities sold short, proceeds	6,642,674	879,277	1,490,224	28,683,781	1,794,835

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Period Ended December 31, 2018 (Unaudited)

	AGFiQ U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Size Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund
INVESTMENT INCOME
Dividend income	$38,720	$13,386	$18,836	$165,469	$68,312
Special dividends	—	—	—	9,558	—
Interest income	62,267	11,518	19,456	128,171	12,545
Total Investment Income	100,987	24,904	38,292	303,198	80,857
EXPENSES
Dividends on securities sold short	64,328	6,728	20,362	152,906	6,868
Interest on securities sold short	11,841	2,105	3,200	23,551	2,450
Investment management fees (Note 4)	17,802	2,911	4,986	36,640	6,253
Professional fees	47,614	47,614	47,614	47,614	44,343
Custody fees	5,899	1,531	1,731	7,298	1,324
Index fees	6,225	6,225	6,225	6,225	7,475
CCO fees	6,706	6,706	6,706	6,706	6,706
Treasurer fees	4,769	4,769	4,769	4,769	4,769
Listing fees	2,501	2,501	2,501	2,501	2,501
Accounting fees	16,280	16,236	16,353	16,216	15,904
Trustees fees	5,600	5,600	5,600	5,600	5,600
Administration fees (Note 5)	32,500	32,500	32,500	32,500	32,500
Other fees	3,803	3,524	3,523	4,024	3,494
Total Expenses before Adjustments	225,868	138,950	156,070	346,550	140,187
Less: waivers and/or reimbursements by Adviser (Note 4)	(122,994)	(125,752)	(125,032)	(119,874)	(122,023)
Total Expenses after Adjustments	102,874	13,198	31,038	226,676	18,164
Net Investment Income (Loss)	(1,887)	11,706	7,254	76,522	62,693
NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities	(127,344)	16,730	23,192	82,749	(51,484)
In-kind redemptions of investments	556,142	—	—	96,476	—
Securities sold short	(76,406)	(43,102)	(33,904)	8,574	15,713
Expiration or closing of swap agreements	(61,530)	(1,308)	(1,025)	(7,151)	—
Net Realized Gain (Loss)	290,862	(27,680)	(11,737)	180,648	(35,771)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	(870,332)	(185,924)	(312,669)	(2,398,467)	(211,668)
Securities sold short	642,843	130,137	172,050	3,479,693	160,600
Swap agreements	59,634	(7,344)	(18,955)	192,074	—
Net Change in Unrealized Appreciation (Depreciation)	(167,855)	(63,131)	(159,574)	1,273,300	(51,068)
Net Realized and Unrealized Gain (Loss)	123,007	(90,811)	(171,311)	1,453,948	(86,839)
Net Increase (Decrease) in Net Assets Resulting from Operations	$121,120	$(79,105)	$(164,057)	$1,530,470	$(24,146)

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	AGFiQ U.S. Market Neutral Momentum Fund		AGFiQ U.S. Market Neutral Value Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
OPERATIONS
Net investment income (loss)	$(1,887)	$(45,066)	$11,706	$7,915
Net realized gain (loss)	290,862	(529,270)	(27,680)	43,899
Net change in unrealized appreciation (depreciation)	(167,855)	672,433	(63,131)	(170,573)
Net Increase (Decrease) in Net Assets Resulting from Operations	121,120	98,097	(79,105)	(118,759)
DISTRIBUTIONS (Note 2)
Distributable earnings	—	—	(8,604)	—
Total Distributions	—	—	(8,604)	—
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	3,676,668	6,250,111	—	—
Cost of shares redeemed	(5,001,164)	(23)	—	—
Net Increase (Decrease) from Capital Transactions	(1,324,496)	6,250,088	—	—
Total Increase (Decrease) in Net Assets	(1,203,376)	6,348,185	(87,709)	(118,759)
NET ASSETS
Beginning of period	$8,589,497	$2,241,312	$1,180,990	$1,299,749
End of Period	$7,386,121	$8,589,497	$1,093,281	$1,180,990
Accumulated undistributed net investment income (loss) included in end of period net assets (Note 2)		$(26,798)		$8,604
SHARE TRANSACTIONS
Beginning of period	350,000	100,001	50,000	50,000
Shares issued in-kind	150,000	250,000	—	—
Shares redeemed	—	(1)	—	—
Shares redeemed in-kind	(200,000)	—	—	—
Shares Outstanding, End of Period	300,000	350,000	50,000	50,000
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	AGFiQ U.S. Market Neutral Size Fund		AGFiQ U.S. Market Neutral Anti-Beta Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
OPERATIONS
Net investment income (loss)	$7,254	$(3,625)	$76,522	$83,465
Net realized gain (loss)	(11,737)	5,637	180,648	68,833
Net change in unrealized appreciation (depreciation)	(159,574)	(52,258)	1,273,300	(155,196)
Net Increase (Decrease) in Net Assets Resulting from Operations	(164,057)	(50,246)	1,530,470	(2,898)
DISTRIBUTIONS (Note 2)
Distributable earnings	—	—	(128,640)	—
Total Distributions	—	—	(128,640)	—
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	26,843,730	—
Cost of shares redeemed	—	(20)	(3,192,057)	(973,644)
Net Increase (Decrease) from Capital Transactions	—	(20)	23,651,673	(973,644)
Total Increase (Decrease) in Net Assets	(164,057)	(50,266)	25,053,503	(976,542)
NET ASSETS
Beginning of period	$2,037,372	$2,087,638	$9,023,439	$9,999,981
End of Period	$1,873,315	$2,037,372	$34,076,942	$9,023,439
Accumulated undistributed net investment income (loss) included in end of period net assets (Note 2)		$—		$86,679
SHARE TRANSACTIONS
Beginning of period	100,000	100,001	450,000	500,001
Shares issued	—	—	200,000	—
Shares issued in-kind	—	—	1,050,000	—
Shares redeemed	—	(1)	(50,000)	(1)
Shares redeemed in-kind	—	—	(100,000)	(50,000)
Shares Outstanding, End of Period	100,000	100,000	1,550,000	450,000
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	AGFiQ Hedged Dividend Income Fund
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
OPERATIONS
Net investment income (loss)	$62,693	$253,858
Net realized gain (loss)	(35,771)	(196,083)
Net change in unrealized appreciation (depreciation)	(51,068)	(61,857)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,146)	(4,082)
DISTRIBUTIONS (Note 2)
Distributable earnings	(82,683)	(441,463)
Total Distributions	(82,683)	(441,463)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,211,759	—
Cost of shares redeemed	—	(8,632,490)
Net Increase (Decrease) from Capital Transactions	1,211,759	(8,632,490)
Total Increase (Decrease) in Net Assets	1,104,930	(9,078,035)
NET ASSETS
Beginning of period	$2,356,331	$11,434,366
End of Period	$3,461,261	$2,356,331
Accumulated undistributed net investment income (loss) included in end of period net assets (Note 2)		$(81,591)
SHARE TRANSACTIONS
Beginning of period	100,000	450,004
Shares issued in-kind	50,000	—
Shares redeemed	—	(4)
Shares redeemed in-kind	—	(350,000)
Shares Outstanding, End of Period	150,000	100,000
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Transaction fees(11)		Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGFiQ U.S. Market Neutral Momentum Fund
For the six months ended 12/31/18 (unaudited)	$24.54	$(0.01)	$0.07		$0.02		$0.08	$—	$—	$—	$—	$24.62
Year ended June 30, 2018	22.41	(0.21)	2.34		—	(10)	2.13	—	—	—	—	24.54
Year ended June 30, 2017	26.73	(0.21)	(4.12)		0.01		(4.32)	—	—	—	—	22.41
Year ended June 30, 2016	24.99	(0.63)	2.37	(8)	—		1.74	—	—	—	—	26.73
Year ended June 30, 2015	24.86	(0.55)	0.68	(9)	—		0.13	—	—	—	—	24.99
Year ended June 30, 2014	23.93	(0.68)	1.61		—		0.93	—	—	—	—	24.86
AGFiQ U.S. Market Neutral Value Fund
For the six months ended 12/31/18 (unaudited)	23.62	0.23	(1.81)		—		(1.58)	(0.17)	—	—	(0.17)	21.87
Year ended June 30, 2018	25.99	0.16	(2.53)		—		(2.37)	—	—	—	—	23.62
Year ended June 30, 2017	23.42	(0.04)	2.60		0.01		2.57	—	—	—	—	25.99
Year ended June 30, 2016	25.96	(0.24)	(2.30)		—		(2.54)	—	—	—	—	23.42
Year ended June 30, 2015	28.15	(0.39)	(1.80	)(9)	—		(2.19)	—	—	—	—	25.96
Year ended June 30, 2014	26.85	(0.31)	1.61		—		1.30	—	—	—	—	28.15
AGFiQ U.S. Market Neutral Size Fund
For the six months ended 12/31/18 (unaudited)	20.37	0.07	(1.71)		—		(1.64)	—	—	—	—	18.73
Year ended June 30, 2018	20.88	(0.04)	(0.47)		—		(0.51)	—	—	—	—	20.37
Year ended June 30, 2017	21.36	(0.23)	(0.25)		—		(0.48)	—	—	—	—	20.88
Year ended June 30, 2016	24.42	(0.44)	(2.62)		—		(3.06)	—	—	—	—	21.36
Year ended June 30, 2015	25.67	(0.51)	(0.74	)(9)	—		(1.25)	—	—	—	—	24.42
Year ended June 30, 2014	25.44	(0.56)	0.79		—		0.23	—	—	—	—	25.67
AGFiQ U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/18 (unaudited)	20.05	0.11	1.90		0.02		2.03	(0.09)	—	—	(0.09)	21.99
Year ended June 30, 2018	20.00	0.18	(0.13)		—		0.05	—	—	—	—	20.05
Year ended June 30, 2017	23.30	(0.02)	(3.30)		0.02		(3.30)	—	—	—	—	20.00
Year ended June 30, 2016	19.34	(0.13)	4.09	(8)	—		3.96	—	—	—	—	23.30
Year ended June 30, 2015	19.30	(0.13)	0.17	(8)(9)	—		0.04	—	—	—	—	19.34
Year ended June 30, 2014	21.08	(0.15)	(1.63)		—		(1.78)	—	—	—	—	19.30
AGFiQ Hedged Dividend Income Fund
For the six months ended 12/31/18 (unaudited)	23.56	0.59	(0.40)		—	(10)	0.19	(0.67)	—	—	(0.67)	23.08
Year ended June 30, 2018	25.41	0.90	(0.99)		—		(0.09)	(1.19)	(0.57)	—	(1.76)	23.56
Year ended June 30, 2017	25.43	1.04	0.44	(8)	0.01		1.49	(0.91)	(0.60)	—	(1.51)	25.41
Year ended June 30, 2016	23.87	0.86	1.93		—		2.79	(0.83)	(0.40)	—	(1.23)	25.43
For the period 01/15/15* – 06/30/15	25.00	0.21	(1.21)		—		(1.00)	(0.13)	—	—	(0.13)	23.87
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(9)	FFCM reimbursed the Funds for losses incurred related to either a failure to rebalance at month-end or a trade error. The impact was an increase of $0.10, $0.05, $0.08, and $0.02 to the net realized and unrealized gains (losses) on investments per share and an increase of 0.39%, 0.17%, 0.21%, and 0.11% to the Funds total returns for AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Size Fund and AGFiQ U.S. Market Neutral Anti-Beta Fund, respectively. Had these reimbursements not been made, the total returns would have been lower.
(10)	Per share amount is less than $0.01.
(11)	Includes transaction fees associated with the issuance and redemption of Creation Units.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)							Total Return(3)(4)
	Expenses, after waivers and/or reimbursements and before securities sold short	Expenses, after waivers and/or reimbursements and securities sold short	Expenses, before waivers and/or reimbursements and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers and/or reimbursements	Net investment income (loss) net of waivers and/or reimbursements excluding special dividends	Net investment income (loss) per share excluding special dividends	Net asset value(5)		Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
AGFiQ U.S. Market Neutral Momentum Fund
For the six months ended 12/31/18 (unaudited)	0.75%	2.89%	6.34%	(0.05)%	(3.51)%	(0.05)%	$(0.01)	0.33%		0.77%	63%	177%	$7,386
Year ended June 30, 2018	0.75	1.88	5.81	(0.82)	(4.76)	(0.82)	(0.21)	9.50		9.41	184	402	8,589
Year ended June 30, 2017	0.99	2.31	10.55	(0.90)	(9.14)	(1.02)	(0.24)	(16.16)		(16.12)	172	380	2,241
Year ended June 30, 2016	1.49	3.67	7.77	(2.34)	(6.44)	(2.37)	(0.63)	6.96		7.01	210	647	4,009
Year ended June 30, 2015	1.49	3.43	22.80	(2.24)	(21.62)	(2.24)	(0.55)	0.52	(9)	0.36	196	398	1,250
Year ended June 30, 2014	1.49	3.66	22.47	(2.71)	(21.52)	(2.71)	(0.68)	3.89		5.60	168	351	1,243
AGFiQ U.S. Market Neutral Value Fund
For the six months ended 12/31/18 (unaudited)	0.75	2.27	23.87	2.01	(19.59)	2.01	0.23	(6.61)		(8.23)	31	66	1,093
Year ended June 30, 2018	0.75	1.12	18.34	0.63	(16.60)	0.61	0.15	(9.12)		(9.19)	81	152	1,181
Year ended June 30, 2017	0.97	2.09	12.00	(0.15)	(10.06)	(0.15)	(0.04)	10.97		11.11	79	246	1,300
Year ended June 30, 2016	1.49	3.05	10.14	(0.95)	(8.03)	(0.97)	(0.24)	(9.78)		(10.38)	95	195	2,342
Year ended June 30, 2015	1.49	3.20	11.72	(1.45)	(9.96)	(1.45)	(0.39)	(7.78	)(9)	(7.41)	150	351	2,596
Year ended June 30, 2014	1.49	3.02	19.32	(1.13)	(17.43)	(1.06)	(0.29)	4.84		4.99	85	303	2,815
AGFiQ U.S. Market Neutral Size Fund
For the six months ended 12/31/18 (unaudited)	0.75	3.11	15.66	0.73	(11.82)	0.73	0.07	(8.05)		(8.22)	28	40	1,873
Year ended June 30, 2018	0.75	1.71	12.62	(0.18)	(11.09)	(0.18)	(0.04)	(2.44)		(1.98)	66	105	2,037
Year ended June 30, 2017	0.94	2.65	12.56	(1.08)	(10.99)	(1.19)	(0.26)	(2.25)		(2.54)	71	106	2,088
Year ended June 30, 2016	1.49	3.72	11.78	(1.97)	(10.03)	(2.01)	(0.44)	(12.53)		(12.79)	113	197	2,136
Year ended June 30, 2015	1.49	3.67	18.26	(2.08)	(16.67)	(2.15)	(0.53)	(4.87	)(9)	(4.58)	78	108	2,442
Year ended June 30, 2014	1.49	3.51	18.14	(2.19)	(16.82)	(2.25)	(0.58)	0.90		0.43	53	114	1,284
AGFiQ U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/18 (unaudited)	0.67	3.00	4.59	1.01	(0.57)	0.89	0.09	10.10		10.66	57	147	34,077
Year ended June 30, 2018	0.75	1.06	3.39	0.93	(1.41)	0.93	0.18	0.25		0.20	166	347	9,023
Year ended June 30, 2017	0.84	2.02	3.60	(0.07)	(1.66)	(0.17)	(0.04)	(14.16)		(14.16)	98	273	10,000
Year ended June 30, 2016	0.99	2.71	3.13	(0.61)	(1.03)	(0.84)	(0.18)	20.48		20.48	168	974	26,793
Year ended June 30, 2015	0.99	2.39	8.01	(0.65)	(6.27)	(0.68)	(0.14)	(0.21	)(9)	0.78	123	577	3,868
Year ended June 30, 2014	0.99	2.28	7.20	(0.74)	(5.66)	(0.78)	(0.15)	(8.44)		(9.05)	92	382	6,756
AGFiQ Hedged Dividend Income Fund
For the six months ended 12/31/18 (unaudited)	0.69	1.43	11.00	4.92	(4.66)	4.92	0.59	0.80		0.84	70	105	3,461
Year ended June 30, 2018	0.75	1.00	3.98	3.60	0.62	3.53	0.88	(0.26)		(0.39)	100	141	2,356
Year ended June 30, 2017	0.79	1.16	3.73	4.04	1.47	4.04	1.04	5.88		6.05	108	168	11,434
Year ended June 30, 2016	0.99	1.75	5.31	3.61	0.06	3.60	0.85	12.21		11.84	130	192	3,815
For the period 01/15/15* – 06/30/15	0.99	1.81	8.14	1.89	(4.43)	1.89	0.21	(4.02)		(3.74)	50	74	3,581

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2018 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the AGFiQ Funds: AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Size Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, and AGFiQ Hedged Dividend Income Fund (each, a “Fund”; collectively, the “Funds”). FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). Each Fund is classified as a “diversified” Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in AGFiQ U.S. Market Neutral Value Fund to the Adviser at the net asset value (“NAV”) of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release called for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The filing compliance date for the Funds for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020. The Funds filed Form N-CEN for the year ended June 30, 2018.

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Funds’ net assets or results of operations. In connection with implementing the changes noted above, the distributions to shareholders during the fiscal year ended June 30, 2018, which were previously reported as distributions from

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

net investment income & net realized gain (where applicable), have been reclassified as distributions from distributable earnings to conform to the current period presentation on the Statements of Changes in Net Assets.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be fair valued by Pricing Procedures the Funds’ Valuation Committee adheres to in accordance with the Trust’s procedures which were approved by the Board of Trustees (the “Trustees”).

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

The following is a summary of the valuations as of December 31, 2018 for each Fund based upon the three levels defined above:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Momentum Fund
Investments
Assets
Common Stocks*	$5,829,785	$—	$—	$5,829,785
Liabilities
Common Stocks*	$(5,654,881)	$—	$—	$(5,654,881)
Total Investments	$174,904	$—	$—	$174,904
Other Financial Instruments
Assets
Swap Agreements**	$—	$73,031	$—	$73,031
Liabilities
Swap Agreements**	$—	$(11,581)	$—	$(11,581)
Total Other Financial Instruments	$—	$61,450	$—	$61,450
AGFiQ U.S. Market Neutral Value Fund
Investments
Assets
Common Stocks*	$880,747	$—	$—	$880,747
Liabilities
Common Stocks*	$(926,700)	$—	$—	$(926,700)
Total Investments	$(45,953)	$—	$—	$(45,953)
Other Financial Instruments
Liabilities
Swap Agreements**	$—	$(16,313)	$—	$(16,313)
Total Other Financial Instruments	$—	$(16,313)	$—	$(16,313)
AGFiQ U.S. Market Neutral Size Fund
Investments
Assets
Common Stocks*	$1,497,171	$—	$—	$1,497,171
Liabilities
Common Stocks*	$(1,564,142)	$—	$—	$(1,564,142)
Total Investments	$(66,971)	$—	$—	$(66,971)
Other Financial Instruments
Assets
Swap Agreements**	$—	$734	$—	$734
Liabilities
Swap Agreements**	$—	$(21,238)	$—	$(21,238)
Total Other Financial Instruments	$—	$(20,504)	$—	$(20,504)

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$26,370,609	$—	$—	$26,370,609
Liabilities
Common Stocks*	$(25,197,282)	$—	$—	$(25,197,282)
Total Investments	$1,173,327	$—	$—	$1,173,327
Other Financial Instruments
Assets
Swap Agreements**	$—	$405,540	$—	$405,540
Liabilities
Swap Agreements**	$—	$(175,528)	$—	$(175,528)
Total Other Financial Instruments	$—	$230,012	$—	$230,012
AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$3,396,885	$—	$—	$3,396,885
Liabilities
Common Stocks*	$(1,702,396)	$—	$—	$(1,702,396)
Total Investments	$1,694,489	$—	$—	$1,694,489
*	See Schedules of Investments for segregation by industry type.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

As of December 31, 2018, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of December 31, 2018, based on levels assigned to securities as of June 30, 2018.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

The Funds enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average monthly outstanding swap contracts for the year ended December 31, 2018:

Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Momentum Fund	$1,125,563	$(1,172,935)
AGFiQ U.S. Market Neutral Value Fund	117,739	(123,191)
AGFiQ U.S. Market Neutral Size Fund	227,491	(239,856)
AGFiQ U.S. Market Neutral Anti-Beta Fund	1,861,621	(1,918,808)

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations for the year ended December 31, 2018:

Fair Value of Derivative Instruments as of December 31, 2018
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
AGFiQ U.S. Market Neutral Momentum Fund			$73,031	$11,581
AGFiQ U.S. Market Neutral Value Fund			—	16,313
AGFiQ U.S. Market Neutral Size Fund			734	21,238
AGFiQ U.S. Market Neutral Anti-Beta Fund			405,540	175,528

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2018
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
AGFiQ U.S. Market Neutral Momentum Fund		$(61,530)	$59,634
AGFiQ U.S. Market Neutral Value Fund		(1,308)	(7,344)
AGFiQ U.S. Market Neutral Size Fund		(1,025)	(18,955)
AGFiQ U.S. Market Neutral Anti-Beta Fund		(7,151)	192,074

Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

As of June 30, 2018 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Pursuant to the Advisory Agreement (“Advisory Agreement”), the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board. Under the Advisory Agreement, the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and AGFiQ U.S. Market Neutral Size Fund each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.50% of the Fund’s average daily net assets. The AGFiQ U.S. Market Neutral Anti-Beta Fund and the AGFiQ Hedged Dividend Income Fund each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets.

Prior to December 6, 2018, the AGFiQ U.S. Market Neutral Anti-Beta Fund and the AGFiQ Hedged Dividend Income Fund each paid the Adviser a management fee at the annual rate of 0.50% of the Fund's average daily net assets.

The Adviser has contractually undertaken, until at least November 1, 2019, to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) are limited to 0.75% of average daily net assets for each of the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, and AGFiQ U.S. Market Neutral Size Fund and 0.45% for each of the AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Hedged Dividend Income Fund (collectively, the “Expense Caps”). This undertaking can only be changed with the approval of the Trustees.

Prior to December 6, 2018, the Operating Expenses were limited to 0.75% of average daily net assets for each of the AGFiQ U.S. Market Neutral Anti-Beta Fund and the AGFiQ Hedged Dividend Income Fund.

For the period ended December 31, 2018, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
AGFiQ U.S. Market Neutral Momentum Fund	$17,802	$105,192
AGFiQ U.S. Market Neutral Value Fund	2,911	122,841
AGFiQ U.S. Market Neutral Size Fund	4,986	120,046
AGFiQ U.S. Market Neutral Anti-Beta Fund	36,640	83,234
AGFiQ Hedged Dividend Income Fund	6,253	115,770

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.75% of average daily net assets for the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Market Neutral Value Fund, and AGFiQ U.S. Market Neutral Size Fund and 0.45% for the AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Hedged Dividend Income Fund or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended December 31, 2018, none of the Funds repaid expenses to the Adviser.

As of December 31, 2018, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,				Total Eligible for Recoupment
Fund	2019	2020	2021	2022
AGFiQ U.S. Market Neutral Momentum Fund	$80,037	$200,803	$214,161	$122,994	$617,995
AGFiQ U.S. Market Neutral Value Fund	79,621	200,913	215,970	125,752	622,256
AGFiQ U.S. Market Neutral Size Fund	81,505	210,235	218,868	125,033	635,641
AGFiQ U.S. Market Neutral Anti-Beta Fund	—	166,394	208,882	119,874	495,150
AGFiQ Hedged Dividend Income Fund	45,471	145,741	210,337	122,023	523,572

During the fiscal year ended June 30, 2018, it was determined that the Funds had been overcharged by JPMorgan Chase Bank, N.A., the Funds’ Administrator and Custodian, for class action filing fees spanning over several years and that the Funds were entitled to a reimbursement for these charges. Since the Funds were operating over the expense limitation, and the Adviser was reimbursing each Fund for expenses in excess of the limitation during the periods of overbilling, the reimbursement amounts were paid directly to the Adviser.

Management fee waivers and expense reimbursements amounts eligible for repayment were reduced accordingly. The difference in the management fee waivers and expense reimbursements amount totals for the fiscal year ended June 30, 2018 and the amounts eligible for repayment in 2021 are due to this reimbursement.

Below are the reimbursement totals that were applied against each year’s amounts eligible for repayment:

	2018	2019	2020	2021
AGFiQ U.S. Market Neutral Momentum Fund	$(1,000)	$(2,000)	$(2,500)	$(1,000)
AGFiQ U.S. Market Neutral Value Fund	(500)	(3,500)	(4,000)	(1,000)
AGFiQ U.S. Market Neutral Size Fund	—	(2,000)	(3,000)	—
AGFiQ U.S. Market Neutral Anti-Beta Fund	(500)	(1,500)	—	(1,000)

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS temporarily waived a portion of its fees until August 31, 2017. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds for the most recently completed five fiscal years and the most recently completed calendar quarters can be found at www.AGFiQ.com. This information represents past performance and cannot be used to predict future results.

The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets, were as follows:

Fund	Six Months Ended December 31, 2018
AGFiQ U.S. Market Neutral Momentum Fund	$4,324
AGFiQ U.S. Market Neutral Anti-Beta Fund	13,354
AGFiQ Hedged Dividend Income Fund	158

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

8. Investment Transactions

For the period ended December 31, 2018, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
AGFiQ U.S. Market Neutral Momentum Fund	$4,146,913	$7,789,808	$3,886,232	$6,926,852
AGFiQ U.S. Market Neutral Value Fund	318,925	415,314	328,199	342,961
AGFiQ U.S. Market Neutral Size Fund	479,203	265,777	475,112	206,578
AGFiQ U.S. Market Neutral Anti-Beta Fund	12,195,499	6,959,461	7,374,925	27,923,172
AGFiQ Hedged Dividend Income Fund	1,946,529	650,411	1,725,253	1,363,146

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2018, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
AGFiQ U.S. Market Neutral Momentum Fund	$4,122,608	$556,142
AGFiQ U.S. Market Neutral Anti-Beta Fund	1,688,030	96,475

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2018, the value of the securities received for subscriptions were as follows:

Fund	Value
AGFiQ U.S. Market Neutral Momentum Fund	$2,970,416
AGFiQ U.S. Market Neutral Anti-Beta Fund	17,642,040
AGFiQ Hedged Dividend Income Fund	1,124,106

10. Principal Risks

Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Anti-Beta Risk:  For AGFiQ U.S. Market Neutral Anti-Beta Fund, there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk:  For AGFiQ Hedged Dividend Income Fund, a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

Momentum Risk:  For the AGFiQ U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Size Risk:  For the AGFiQ U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Value Risk:  For the AGFiQ U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Authorized Participants Concentration Risk:  The Funds have a limited number of Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Flash Crash Risk:  Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in a Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its NAV by a significant amount. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price. Leverage may magnify a Fund’s gains or losses.

Market Neutral Style Risk:  During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, a Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

market and such ETFs. In addition, because a Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk:  Master Limited Partnerships (“MLPs”) are commonly taxed as partnerships and publicly traded on national securities exchanges. For AGFiQ Hedged Dividend Income Fund investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Passive Investment Risk:  The Funds are managed with a passive investment strategy, attempting to track a Fund’s Target Index. As a result, a Fund expects to hold constituent securities of its Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk:  Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk:  Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest momentum within each sector) outperforms the long portfolio (made up of the securities with the highest momentum within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Example (Unaudited)
December 31, 2018

As a shareholder, you incur two types of costs: (1) transaction costs for, such as brokerage commissions, purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2018.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2018.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Example (Unaudited)
December 31, 2018

	Beginning Account Value 07/01/18	Ending Account Value 12/31/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGFiQ U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$1,003.30	$14.59	2.89%
Hypothetical	$1,000.00	$1,010.64	$14.65	2.89%
AGFiQ U.S. Market Neutral Value Fund
Actual	$1,000.00	$933.90	$11.07	2.27%
Hypothetical	$1,000.00	$1,013.76	$11.52	2.27%
AGFiQ U.S. Market Neutral Size Fund
Actual	$1,000.00	$919.50	$15.05	3.11%
Hypothetical	$1,000.00	$1,009.53	$15.75	3.11%
AGFiQ U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$1,100.50	$15.88	3.00%
Hypothetical	$1,000.00	$1,010.08	$15.20	3.00%
AGFiQ Hedged Dividend Income Fund
Actual	$1,000.00	$1,008.00	$7.24	1.43%
Hypothetical	$1,000.00	$1,018.00	$7.27	1.43%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.AGFiQ.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files has filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGFiQ Funds’ website at www.AGFiQ.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FQF Trust

53 State Street, Suite 1308
Boston, MA 02109
www.AGFiQ.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/William H. DeRoche
William H. DeRoche
President
March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William H. DeRoche
William H. DeRoche
President
March 8, 2019

By:	/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 8, 2019